UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Funds
(Institutional, Investor, Service and Class L)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of each Fund. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

Great-West Lifetime 2015 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Bond	46.33%
Large Cap Equity	18.04
International Equity	13.26
Fixed Interest Contract	8.81
Mid Cap Equity	7.40
Real Estate Equity	3.24
Small Cap Equity	2.92
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,002.00	$2.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.19
Investor Class
Actual	$1,000.00	$ 999.40	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$3.94
Service Class
Actual	$1,000.00	$ 999.70	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.43
Class L
Actual	$1,000.00	$ 999.00	$5.13
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.18
* Expenses are equal to the Fund's annualized expense ratio of 0.44% for the Institutional Class, 0.79% for the Investor Class, 0.89% for the Service Class, and 1.04% for the Class L shares multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2020 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Bond	42.36%
Large Cap Equity	20.11
International Equity	15.68
Mid Cap Equity	8.24
Fixed Interest Contract	6.70
Small Cap Equity	3.57
Real Estate Equity	3.34
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,002.30	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.29
Investor Class
Actual	$1,000.00	$1,000.70	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.04
Service Class
Actual	$1,000.00	$ 999.50	$4.49
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.53
Class L
Actual	$1,000.00	$ 999.00	$5.22
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.28
* Expenses are equal to the Fund's annualized expense ratio of 0.46% for the Institutional Class, 0.81% for the Investor Class, 0.91% for the Service Class, and 1.06% for the Class L shares multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Bond	36.15%
Large Cap Equity	22.98
International Equity	19.04
Mid Cap Equity	9.37
Fixed Interest Contract	4.63
Small Cap Equity	4.39
Real Estate Equity	3.44
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,002.80	$2.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.44
Investor Class
Actual	$1,000.00	$1,000.90	$4.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.18
Service Class
Actual	$1,000.00	$1,000.70	$4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.68
Class L
Actual	$1,000.00	$ 999.70	$5.37
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.43
* Expenses are equal to the Fund's annualized expense ratio of 0.49% for the Institutional Class, 0.84% for the Investor Class, 0.94% for the Service Class, and 1.09% for the Class L shares multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2030 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Bond	27.29%
Large Cap Equity	26.64
International Equity	23.39
Mid Cap Equity	10.86
Small Cap Equity	5.57
Real Estate Equity	3.50
Fixed Interest Contract	2.75
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,004.50	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.59
Investor Class
Actual	$1,000.00	$1,002.10	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.33
Service Class
Actual	$1,000.00	$1,001.60	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$4.83
Class L
Actual	$1,000.00	$1,001.10	$5.53
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.58
* Expenses are equal to the Fund's annualized expense ratio of 0.52% for the Institutional Class, 0.87% for the Investor Class, 0.97% for the Service Class, and 1.12% for the Class L shares multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Large Cap Equity	30.08%
International Equity	27.91
Bond	18.15
Mid Cap Equity	12.19
Small Cap Equity	6.71
Real Estate Equity	3.60
Fixed Interest Contract	1.36
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$ 995.00	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.74
Investor Class
Actual	$1,000.00	$ 998.70	$4.44
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.48
Service Class
Actual	$1,000.00	$ 999.30	$4.93
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$4.98
Class L
Actual	$1,000.00	$ 996.30	$5.66
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.73
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class, 0.90% for the Investor Class, 1.00% for the Service Class, and 1.15% for the Class L shares multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2040 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Large Cap Equity	32.17%
International Equity	31.47
Mid Cap Equity	12.96
Bond	11.42
Small Cap Equity	7.72
Real Estate Equity	3.69
Fixed Interest Contract	0.57
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,000.00	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.79
Investor Class
Actual	$1,000.00	$1,000.00	$4.49
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.53
Service Class
Actual	$1,000.00	$ 999.10	$4.98
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.03
Class L
Actual	$1,000.00	$1,000.00	$5.72
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$5.77
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class, 0.91% for the Investor Class, 1.01% for the Service Class, and 1.16% for the Class L shares multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
International Equity	33.75%
Large Cap Equity	32.60
Mid Cap Equity	13.08
Small Cap Equity	8.34
Bond	8.20
Real Estate Equity	3.81
Fixed Interest Contract	0.22
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$ 999.00	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$2.84
Investor Class
Actual	$1,000.00	$1,001.30	$4.54
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.58
Service Class
Actual	$1,000.00	$1,000.70	$5.03
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.08
Class L
Actual	$1,000.00	$ 999.10	$5.77
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$5.82
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.92% for the Investor Class, 1.02% for the Service Class, and 1.17% for the Class L shares multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2050 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
International Equity	35.01%
Large Cap Equity	32.03
Mid Cap Equity	12.82
Small Cap Equity	8.81
Bond	7.36
Real Estate Equity	3.84
Fixed Interest Contract	0.13
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,000.80	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$2.89
Investor Class
Actual	$1,000.00	$1,000.00	$4.59
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.63
Service Class
Actual	$1,000.00	$1,000.00	$5.08
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.13
Class L
Actual	$1,000.00	$1,000.00	$5.82
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$5.87
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class, 0.93% for the Investor Class, 1.03% for the Service Class, and 1.18% for the Class L shares multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
International Equity	36.12%
Large Cap Equity	31.29
Mid Cap Equity	12.44
Small Cap Equity	9.06
Bond	7.00
Real Estate Equity	3.96
Fixed Interest Contract	0.13
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$ 995.10	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$2.84
Investor Class
Actual	$1,000.00	$1,000.00	$4.54
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.58
Service Class
Actual	$1,000.00	$1,000.00	$5.03
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.08
Class L
Actual	$1,000.00	$ 996.40	$5.76
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$5.82
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.92% for the Investor Class, 1.02% for the Service Class, and 1.17% for the Class L shares multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
10,963,456	Great-West Bond Index Fund Institutional Class(a)	$103,714,294
5,392,374	Great-West Core Bond Fund Institutional Class(a)	51,389,325
12,062,103	Great-West Inflation-Protected Securities Fund Institutional Class(a)	119,294,195
4,693,316	Great-West Loomis Sayles Bond Fund Institutional Class(a)	44,117,174
4,203,193	Great-West Putnam High Yield Bond Institutional Class(a)	39,467,985
3,694,226	Great-West Short Duration Bond Fund Institutional Class(a)	35,981,766
2,649,209	Great-West Templeton Global Bond Fund Institutional Class(a)	23,498,481
4,256,326	Oppenheimer International Bond Fund Class I	23,665,171

TOTAL BOND MUTUAL FUNDS — 46.35% (Cost $452,187,373)		$441,128,391
EQUITY MUTUAL FUNDS
182,907	AllianzGI NFJ Small-Cap Value Fund Class R6	4,435,508
432,120	American Century Real Estate Fund Class R6	12,004,290
669,840	DFA International Real Estate Securities Portfolio Institutional Class	3,442,977
306,973	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,594,651
1,583,290	Great-West Emerging Markets Equity Fund Institutional Class(a)	14,154,609
2,196,840	Great-West International Growth Fund Institutional Class(a)	22,012,333
4,804,216	Great-West International Index Fund Institutional Class(a)	48,954,957
2,457,552	Great-West International Value Fund Institutional Class(a)	26,934,772
3,433,782	Great-West Large Cap Growth Fund Institutional Class(a)	40,140,914
521,232	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,430,470
1,462,217	Great-West Mid Cap Value Fund Institutional Class(a)	14,417,464
Shares		Fair Value
Equity Mutual Funds — (continued)
2,096,077	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 21,149,417
1,340,279	Great-West Real Estate Index Fund Institutional Class(a)	12,035,704
7,291,497	Great-West S&P 500® Index Fund Institutional Class(a)	82,539,747
3,429,583	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	35,221,821
1,636,788	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	17,169,909
2,410,698	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	21,165,925
1,897,393	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	17,228,329
258,302	Invesco Global Real Estate Fund Class R6	3,448,331
144,153	Invesco Small Cap Discovery Fund Class R6	1,679,384
211,908	Janus Henderson Triton Fund Class N	6,753,525
1,187,814	Northern Emerging Markets Equity Index Fund	14,194,374

TOTAL EQUITY MUTUAL FUNDS — 44.88% (Cost $391,775,218)		$427,109,411
Account Balance
FIXED INTEREST CONTRACT
83,871,970 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	83,871,970

TOTAL FIXED INTEREST CONTRACT — 8.81% (Cost $83,871,970)		$ 83,871,970
TOTAL INVESTMENTS — 100.04% (Cost $927,834,561)		$952,109,772
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (411,653)
TOTAL NET ASSETS — 100.00%		$951,698,119

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,960,534	Great-West Bond Index Fund Institutional Class(a)	$ 18,546,652
958,491	Great-West Core Bond Fund Institutional Class(a)	9,134,423
1,557,118	Great-West Inflation-Protected Securities Fund Institutional Class(a)	15,399,895
822,105	Great-West Loomis Sayles Bond Fund Institutional Class(a)	7,727,783
698,620	Great-West Putnam High Yield Bond Institutional Class(a)	6,560,045
487,257	Great-West Short Duration Bond Fund Institutional Class(a)	4,745,881
442,727	Great-West Templeton Global Bond Fund Institutional Class(a)	3,926,991
711,149	Oppenheimer International Bond Fund Class I	3,953,987

TOTAL BOND MUTUAL FUNDS — 42.38% (Cost $71,848,636)		$ 69,995,657
EQUITY MUTUAL FUNDS
38,622	AllianzGI NFJ Small-Cap Value Fund Class R6	936,580
76,565	American Century Real Estate Fund Class R6	2,126,002
122,626	DFA International Real Estate Securities Portfolio Institutional Class	630,298
59,005	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	690,946
341,416	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,052,263
444,636	Great-West International Growth Fund Institutional Class(a)	4,455,258
971,469	Great-West International Index Fund Institutional Class(a)	9,899,267
497,265	Great-West International Value Fund Institutional Class(a)	5,450,021
663,848	Great-West Large Cap Growth Fund Institutional Class(a)	7,760,390
110,155	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	936,319
282,314	Great-West Mid Cap Value Fund Institutional Class(a)	2,783,613
Shares		Fair Value
Equity Mutual Funds — (continued)
402,509	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 4,061,317
236,875	Great-West Real Estate Index Fund Institutional Class(a)	2,127,135
1,405,640	Great-West S&P 500® Index Fund Institutional Class(a)	15,911,840
662,982	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,808,824
348,576	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,656,565
462,821	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,063,572
367,395	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,335,943
47,272	Invesco Global Real Estate Fund Class R6	631,078
30,885	Invesco Small Cap Discovery Fund Class R6	359,812
44,763	Janus Henderson Triton Fund Class N	1,426,602
256,026	Northern Emerging Markets Equity Index Fund	3,059,516

TOTAL EQUITY MUTUAL FUNDS — 50.96% (Cost $84,488,467)		$ 84,163,161
Account Balance
FIXED INTEREST CONTRACT
11,064,047 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	11,064,047

TOTAL FIXED INTEREST CONTRACT — 6.70% (Cost $11,064,047)		$ 11,064,047
TOTAL INVESTMENTS — 100.04% (Cost $167,401,150)		$165,222,865
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (61,266)
TOTAL NET ASSETS — 100.00%		$165,161,599

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
20,158,140	Great-West Bond Index Fund Institutional Class(a)	$ 190,696,010
9,815,008	Great-West Core Bond Fund Institutional Class(a)	93,537,023
11,388,190	Great-West Inflation-Protected Securities Fund Institutional Class(a)	112,629,196
8,328,021	Great-West Loomis Sayles Bond Fund Institutional Class(a)	78,283,403
6,764,644	Great-West Putnam High Yield Bond Institutional Class(a)	63,520,008
3,674,172	Great-West Short Duration Bond Fund Institutional Class(a)	35,786,432
4,302,907	Great-West Templeton Global Bond Fund Institutional Class(a)	38,166,782
6,917,183	Oppenheimer International Bond Fund Class I	38,459,536

TOTAL BOND MUTUAL FUNDS — 36.16% (Cost $670,510,447)		$ 651,078,390
EQUITY MUTUAL FUNDS
522,647	AllianzGI NFJ Small-Cap Value Fund Class R6	12,674,200
848,062	American Century Real Estate Fund Class R6	23,559,163
1,445,262	DFA International Real Estate Securities Portfolio Institutional Class	7,428,644
734,569	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	8,601,800
4,674,399	Great-West Emerging Markets Equity Fund Institutional Class(a)	41,789,129
5,806,712	Great-West International Growth Fund Institutional Class(a)	58,183,259
12,732,833	Great-West International Index Fund Institutional Class(a)	129,747,570
6,507,667	Great-West International Value Fund Institutional Class(a)	71,324,034
8,235,803	Great-West Large Cap Growth Fund Institutional Class(a)	96,276,538
1,489,327	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	12,659,283
Shares		Fair Value
Equity Mutual Funds — (continued)
3,497,888	Great-West Mid Cap Value Fund Institutional Class(a)	$ 34,489,173
5,023,803	Great-West Putnam Equity Income Fund Institutional Class(a)	50,690,171
2,624,835	Great-West Real Estate Index Fund Institutional Class(a)	23,571,015
17,408,526	Great-West S&P 500® Index Fund Institutional Class(a)	197,064,510
8,210,918	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	84,326,133
4,683,926	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	49,134,388
5,775,792	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	50,711,455
4,532,867	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	41,158,430
557,383	Invesco Global Real Estate Fund Class R6	7,441,059
408,734	Invesco Small Cap Discovery Fund Class R6	4,761,746
601,122	Janus Henderson Triton Fund Class N	19,157,748
3,508,713	Northern Emerging Markets Equity Index Fund	41,929,125

TOTAL EQUITY MUTUAL FUNDS — 59.24% (Cost $982,391,161)		$1,066,678,573
Account Balance
FIXED INTEREST CONTRACT
83,493,233 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	83,493,233

TOTAL FIXED INTEREST CONTRACT — 4.64% (Cost $83,493,233)		$ 83,493,233
TOTAL INVESTMENTS — 100.04% (Cost $1,736,394,841)		$1,801,250,196
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (754,617)
TOTAL NET ASSETS — 100.00%		$1,800,495,579

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,462,285	Great-West Bond Index Fund Institutional Class(a)	$ 13,833,216
711,837	Great-West Core Bond Fund Institutional Class(a)	6,783,808
569,816	Great-West Inflation-Protected Securities Fund Institutional Class(a)	5,635,481
598,712	Great-West Loomis Sayles Bond Fund Institutional Class(a)	5,649,317
469,203	Great-West Putnam High Yield Bond Institutional Class(a)	4,405,820
193,694	Great-West Short Duration Bond Fund Institutional Class(a)	1,886,579
301,517	Great-West Templeton Global Bond Fund Institutional Class(a)	2,674,453
485,363	Oppenheimer International Bond Fund Class I	2,698,619

TOTAL BOND MUTUAL FUNDS — 27.30% (Cost $44,777,392)		$ 43,567,293
EQUITY MUTUAL FUNDS
58,328	AllianzGI NFJ Small-Cap Value Fund Class R6	1,414,450
75,856	American Century Real Estate Fund Class R6	2,107,287
134,153	DFA International Real Estate Securities Portfolio Institutional Class	689,549
76,012	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	890,097
534,530	Great-West Emerging Markets Equity Fund Institutional Class(a)	4,778,696
623,323	Great-West International Growth Fund Institutional Class(a)	6,245,694
1,362,823	Great-West International Index Fund Institutional Class(a)	13,887,163
696,969	Great-West International Value Fund Institutional Class(a)	7,638,779
845,896	Great-West Large Cap Growth Fund Institutional Class(a)	9,888,521
166,374	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,414,177
358,453	Great-West Mid Cap Value Fund Institutional Class(a)	3,534,345
Shares		Fair Value
Equity Mutual Funds — (continued)
512,226	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 5,168,362
235,151	Great-West Real Estate Index Fund Institutional Class(a)	2,111,661
1,779,970	Great-West S&P 500® Index Fund Institutional Class(a)	20,149,265
843,956	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,667,424
524,482	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,501,813
588,780	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	5,169,493
467,627	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,246,052
51,696	Invesco Global Real Estate Fund Class R6	690,147
46,282	Invesco Small Cap Discovery Fund Class R6	539,180
67,739	Janus Henderson Triton Fund Class N	2,158,850
400,375	Northern Emerging Markets Equity Index Fund	4,784,486

TOTAL EQUITY MUTUAL FUNDS — 69.99% (Cost $111,703,069)		$111,675,491
Account Balance
FIXED INTEREST CONTRACT
4,380,398 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	4,380,398

TOTAL FIXED INTEREST CONTRACT — 2.74% (Cost $4,380,398)		$ 4,380,398
TOTAL INVESTMENTS — 100.03% (Cost $160,860,859)		$159,623,182
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (55,413)
TOTAL NET ASSETS — 100.00%		$159,567,769

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
10,735,508	Great-West Bond Index Fund Institutional Class(a)	$ 101,557,910
5,229,578	Great-West Core Bond Fund Institutional Class(a)	49,837,878
2,671,311	Great-West Inflation-Protected Securities Fund Institutional Class(a)	26,419,265
4,369,024	Great-West Loomis Sayles Bond Fund Institutional Class(a)	41,068,826
3,332,272	Great-West Putnam High Yield Bond Institutional Class(a)	31,290,030
982,022	Great-West Short Duration Bond Fund Institutional Class(a)	9,564,892
2,151,167	Great-West Templeton Global Bond Fund Institutional Class(a)	19,080,849
3,452,314	Oppenheimer International Bond Fund Class I	19,194,869

TOTAL BOND MUTUAL FUNDS — 18.16% (Cost $306,355,500)		$ 298,014,519
EQUITY MUTUAL FUNDS
727,536	AllianzGI NFJ Small-Cap Value Fund Class R6	17,642,761
789,208	American Century Real Estate Fund Class R6	21,924,188
1,478,191	DFA International Real Estate Securities Portfolio Institutional Class	7,597,902
867,917	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	10,163,306
6,777,239	Great-West Emerging Markets Equity Fund Institutional Class(a)	60,588,521
7,546,229	Great-West International Growth Fund Institutional Class(a)	75,613,216
16,536,452	Great-West International Index Fund Institutional Class(a)	168,506,445
8,455,743	Great-West International Value Fund Institutional Class(a)	92,674,947
9,757,371	Great-West Large Cap Growth Fund Institutional Class(a)	114,063,664
2,072,303	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	17,614,576
Shares		Fair Value
Equity Mutual Funds — (continued)
4,160,761	Great-West Mid Cap Value Fund Institutional Class(a)	$ 41,025,100
5,937,024	Great-West Putnam Equity Income Fund Institutional Class(a)	59,904,568
2,443,231	Great-West Real Estate Index Fund Institutional Class(a)	21,940,216
20,589,486	Great-West S&P 500® Index Fund Institutional Class(a)	233,072,981
9,736,546	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	99,994,332
6,525,324	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	68,450,649
6,823,648	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	59,911,632
5,381,990	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	48,868,467
569,396	Invesco Global Real Estate Fund Class R6	7,601,433
567,207	Invesco Small Cap Discovery Fund Class R6	6,607,963
839,450	Janus Henderson Triton Fund Class N	26,753,269
5,088,861	Northern Emerging Markets Equity Index Fund	60,811,886

TOTAL EQUITY MUTUAL FUNDS — 80.52% (Cost $1,225,435,237)		$1,321,332,022
Account Balance
FIXED INTEREST CONTRACT
22,260,804 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	22,260,804

TOTAL FIXED INTEREST CONTRACT — 1.36% (Cost $22,260,804)		$ 22,260,804
TOTAL INVESTMENTS — 100.04% (Cost $1,554,051,541)		$1,641,607,345
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (701,429)
TOTAL NET ASSETS — 100.00%		$1,640,905,916

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
451,026	Great-West Bond Index Fund Institutional Class(a)	$ 4,266,703
219,810	Great-West Core Bond Fund Institutional Class(a)	2,094,785
60,921	Great-West Inflation-Protected Securities Fund Institutional Class(a)	602,509
182,277	Great-West Loomis Sayles Bond Fund Institutional Class(a)	1,717,350
134,731	Great-West Putnam High Yield Bond Institutional Class(a)	1,265,128
25,521	Great-West Short Duration Bond Fund Institutional Class(a)	248,571
88,637	Great-West Templeton Global Bond Fund Institutional Class(a)	786,215
142,014	Oppenheimer International Bond Fund Class I	789,597

TOTAL BOND MUTUAL FUNDS — 11.42% (Cost $12,119,888)		$ 11,770,858
EQUITY MUTUAL FUNDS
52,090	AllianzGI NFJ Small-Cap Value Fund Class R6	1,263,188
50,743	American Century Real Estate Fund Class R6	1,409,654
96,886	DFA International Real Estate Securities Portfolio Institutional Class	497,994
57,911	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	678,138
500,568	Great-West Emerging Markets Equity Fund Institutional Class(a)	4,475,081
527,331	Great-West International Growth Fund Institutional Class(a)	5,283,860
1,153,126	Great-West International Index Fund Institutional Class(a)	11,750,351
588,756	Great-West International Value Fund Institutional Class(a)	6,452,764
654,122	Great-West Large Cap Growth Fund Institutional Class(a)	7,646,688
148,550	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,262,677
276,395	Great-West Mid Cap Value Fund Institutional Class(a)	2,725,257
Shares		Fair Value
Equity Mutual Funds — (continued)
395,218	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 3,987,751
156,549	Great-West Real Estate Index Fund Institutional Class(a)	1,405,809
1,377,144	Great-West S&P 500® Index Fund Institutional Class(a)	15,589,267
650,357	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,679,167
473,020	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,961,979
454,839	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,993,483
360,820	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,276,249
37,312	Invesco Global Real Estate Fund Class R6	498,115
41,347	Invesco Small Cap Discovery Fund Class R6	481,689
61,154	Janus Henderson Triton Fund Class N	1,948,965
375,097	Northern Emerging Markets Equity Index Fund	4,482,403

TOTAL EQUITY MUTUAL FUNDS — 88.05% (Cost $91,154,100)		$ 90,750,529
Account Balance
FIXED INTEREST CONTRACT
585,615 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	585,615

TOTAL FIXED INTEREST CONTRACT — 0.57% (Cost $585,615)		$ 585,615
TOTAL INVESTMENTS — 100.04% (Cost $103,859,603)		$103,107,002
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (37,268)
TOTAL NET ASSETS — 100.00%		$103,069,734

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,154,423	Great-West Bond Index Fund Institutional Class(a)	$ 29,840,839
1,538,754	Great-West Core Bond Fund Institutional Class(a)	14,664,329
116,452	Great-West Inflation-Protected Securities Fund Institutional Class(a)	1,151,712
1,263,337	Great-West Loomis Sayles Bond Fund Institutional Class(a)	11,875,371
915,548	Great-West Putnam High Yield Bond Institutional Class(a)	8,596,994
98,277	Great-West Short Duration Bond Fund Institutional Class(a)	957,215
601,888	Great-West Templeton Global Bond Fund Institutional Class(a)	5,338,748
966,016	Oppenheimer International Bond Fund Class I	5,371,045

TOTAL BOND MUTUAL FUNDS — 8.20% (Cost $80,006,445)		$ 77,796,253
EQUITY MUTUAL FUNDS
521,679	AllianzGI NFJ Small-Cap Value Fund Class R6	12,650,711
472,967	American Century Real Estate Fund Class R6	13,139,030
950,808	DFA International Real Estate Securities Portfolio Institutional Class	4,887,154
541,564	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	6,341,714
5,089,673	Great-West Emerging Markets Equity Fund Institutional Class(a)	45,501,673
5,139,567	Great-West International Growth Fund Institutional Class(a)	51,498,458
11,253,869	Great-West International Index Fund Institutional Class(a)	114,676,930
5,753,161	Great-West International Value Fund Institutional Class(a)	63,054,647
6,042,956	Great-West Large Cap Growth Fund Institutional Class(a)	70,642,157
1,485,995	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	12,630,954
2,578,125	Great-West Mid Cap Value Fund Institutional Class(a)	25,420,310
Shares		Fair Value
Equity Mutual Funds — (continued)
3,692,222	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 37,254,516
1,467,767	Great-West Real Estate Index Fund Institutional Class(a)	13,180,552
12,812,791	Great-West S&P 500® Index Fund Institutional Class(a)	145,040,794
6,041,544	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	62,046,656
4,684,544	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	49,140,869
4,245,599	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	37,276,360
3,338,630	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	30,314,757
366,354	Invesco Global Real Estate Fund Class R6	4,890,826
408,087	Invesco Small Cap Discovery Fund Class R6	4,754,217
602,891	Janus Henderson Triton Fund Class N	19,214,147
3,820,644	Northern Emerging Markets Equity Index Fund	45,656,692

TOTAL EQUITY MUTUAL FUNDS — 91.62% (Cost $811,202,988)		$869,214,124
Account Balance
FIXED INTEREST CONTRACT
2,104,180 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	2,104,180

TOTAL FIXED INTEREST CONTRACT — 0.22% (Cost $2,104,180)		$ 2,104,180
TOTAL INVESTMENTS — 100.04% (Cost $893,313,613)		$949,114,557
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (405,609)
TOTAL NET ASSETS — 100.00%		$948,708,948

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
164,368	Great-West Bond Index Fund Institutional Class(a)	$ 1,554,924
80,082	Great-West Core Bond Fund Institutional Class(a)	763,182
66,193	Great-West Loomis Sayles Bond Fund Institutional Class(a)	621,421
47,592	Great-West Putnam High Yield Bond Institutional Class(a)	446,892
3,355	Great-West Short Duration Bond Fund Institutional Class(a)	32,671
32,501	Great-West Templeton Global Bond Fund Institutional Class(a)	288,284
52,020	Oppenheimer International Bond Fund Class I	289,232

TOTAL BOND MUTUAL FUNDS — 7.37% (Cost $4,122,047)		$ 3,996,606
EQUITY MUTUAL FUNDS
31,273	AllianzGI NFJ Small-Cap Value Fund Class R6	758,382
27,241	American Century Real Estate Fund Class R6	756,760
56,237	DFA International Real Estate Securities Portfolio Institutional Class	289,056
30,529	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	357,493
315,036	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,816,424
300,073	Great-West International Growth Fund Institutional Class(a)	3,006,729
656,008	Great-West International Index Fund Institutional Class(a)	6,684,720
335,437	Great-West International Value Fund Institutional Class(a)	3,676,395
340,164	Great-West Large Cap Growth Fund Institutional Class(a)	3,976,514
89,205	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	758,247
144,008	Great-West Mid Cap Value Fund Institutional Class(a)	1,419,915
205,445	Great-West Putnam Equity Income Fund Institutional Class(a)	2,072,944
Shares		Fair Value
Equity Mutual Funds — (continued)
84,150	Great-West Real Estate Index Fund Institutional Class(a)	$ 755,671
716,156	Great-West S&P 500® Index Fund Institutional Class(a)	8,106,882
338,703	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,478,476
283,207	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,970,837
236,201	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,073,849
187,948	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,706,564
21,713	Invesco Global Real Estate Fund Class R6	289,864
25,087	Invesco Small Cap Discovery Fund Class R6	292,269
36,521	Janus Henderson Triton Fund Class N	1,163,912
236,072	Northern Emerging Markets Equity Index Fund	2,821,060

TOTAL EQUITY MUTUAL FUNDS — 92.54% (Cost $50,209,207)		$50,232,963
Account Balance
FIXED INTEREST CONTRACT
70,730 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	70,730

TOTAL FIXED INTEREST CONTRACT — 0.13% (Cost $70,730)		$ 70,730
TOTAL INVESTMENTS — 100.04% (Cost $54,401,984)		$54,300,299
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (19,077)
TOTAL NET ASSETS — 100.00%		$54,281,222

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,087,314	Great-West Bond Index Fund Institutional Class(a)	$ 10,285,986
528,939	Great-West Core Bond Fund Institutional Class(a)	5,040,789
437,812	Great-West Loomis Sayles Bond Fund Institutional Class(a)	4,115,428
314,700	Great-West Putnam High Yield Bond Institutional Class(a)	2,955,037
19,727	Great-West Short Duration Bond Fund Institutional Class(a)	192,144
228,835	Great-West Templeton Global Bond Fund Institutional Class(a)	2,029,766
367,500	Oppenheimer International Bond Fund Class I	2,043,301

TOTAL BOND MUTUAL FUNDS — 7.01% (Cost $27,361,621)		$ 26,662,451
EQUITY MUTUAL FUNDS
226,383	AllianzGI NFJ Small-Cap Value Fund Class R6	5,489,794
193,182	American Century Real Estate Fund Class R6	5,366,597
419,456	DFA International Real Estate Securities Portfolio Institutional Class	2,156,002
207,577	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,430,721
2,342,536	Great-West Emerging Markets Equity Fund Institutional Class(a)	20,942,271
2,140,509	Great-West International Growth Fund Institutional Class(a)	21,447,897
4,694,953	Great-West International Index Fund Institutional Class(a)	47,841,574
2,398,644	Great-West International Value Fund Institutional Class(a)	26,289,134
2,307,951	Great-West Large Cap Growth Fund Institutional Class(a)	26,979,952
644,545	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	5,478,636
982,790	Great-West Mid Cap Value Fund Institutional Class(a)	9,690,307
Shares		Fair Value
Equity Mutual Funds — (continued)
1,407,955	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 14,206,270
598,615	Great-West Real Estate Index Fund Institutional Class(a)	5,375,562
4,887,088	Great-West S&P 500® Index Fund Institutional Class(a)	55,321,832
2,304,350	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	23,665,675
2,044,370	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	21,445,443
1,619,932	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	14,222,999
1,272,732	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,556,410
161,562	Invesco Global Real Estate Fund Class R6	2,156,853
180,193	Invesco Small Cap Discovery Fund Class R6	2,099,254
263,306	Janus Henderson Triton Fund Class N	8,391,568
1,758,520	Northern Emerging Markets Equity Index Fund	21,014,316

TOTAL EQUITY MUTUAL FUNDS — 92.90% (Cost $332,556,129)		$353,569,067
Account Balance
FIXED INTEREST CONTRACT
499,397 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	499,397

TOTAL FIXED INTEREST CONTRACT — 0.13% (Cost $499,397)		$ 499,397
TOTAL INVESTMENTS — 100.04% (Cost $360,417,147)		$380,730,915
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (156,869)
TOTAL NET ASSETS — 100.00%		$380,574,046

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$882,486,212	$152,098,990	$1,645,838,975
Investments at fair value, unaffiliated(b)	69,623,560	13,123,875	155,411,221
Subscriptions receivable	1,159,585	407,114	2,838,724
Receivable for investments sold	489,840	1,496	817,962
Total Assets	953,759,197	165,631,475	1,804,906,882
LIABILITIES:
Payable for distribution fees	92,117	16,333	141,411
Payable for investments purchased	749,775	373,669	704,092
Payable for shareholder services fees	247,332	32,442	462,400
Payable to investment adviser	72,204	12,491	150,806
Redemptions payable	899,650	34,941	2,952,594
Total Liabilities	2,061,078	469,876	4,411,303
NET ASSETS	$951,698,119	$165,161,599	$1,800,495,579
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,681,950	$1,493,102	$13,270,583
Paid-in capital in excess of par	908,436,965	162,355,420	1,670,022,348
Net unrealized appreciation (depreciation)	24,275,211	(2,178,285)	64,855,355
Undistributed (overdistributed) net investment income	1,915,774	(9,203)	2,386,412
Accumulated net realized gain	9,388,219	3,500,565	49,960,881
NET ASSETS	$951,698,119	$165,161,599	$1,800,495,579
NET ASSETS BY CLASS
Investor Class	$76,260,267	$12,137,759	$143,151,136
Service Class	$541,648,376	$31,768,078	$1,278,630,993
Class L	$258,706,069	$73,294,781	$217,326,146
Institutional Class	$75,083,407	$47,960,981	$161,387,304
CAPITAL STOCK:
Authorized
Investor Class	70,000,000	5,000,000	70,000,000
Service Class	135,000,000	35,000,000	230,000,000
Class L	60,000,000	15,000,000	45,000,000
Institutional Class	20,000,000	10,000,000	30,000,000
Issued and Outstanding
Investor Class	5,441,316	1,099,536	9,543,975
Service Class	38,919,884	2,871,151	85,756,915
Class L	24,874,093	6,631,316	20,770,130
Institutional Class	7,584,209	4,329,013	16,634,811
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.02	$11.04	$15.00
Service Class	$13.92	$11.06	$14.91
Class L	$10.40	$11.05	$10.46
Institutional Class	$9.90	$11.08	$9.70
(a) Cost of investments, affiliated	$860,685,401	$153,962,243	$1,591,058,648
(b) Cost of investments, unaffiliated	$67,149,160	$13,438,907	$145,336,193
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$144,540,614	$1,473,473,074	$91,735,397
Investments at fair value, unaffiliated(b)	15,082,568	168,134,271	11,371,605
Subscriptions receivable	271,590	3,743,356	416,360
Receivable for investments sold	542,671	3,343,628	-
Total Assets	160,437,443	1,648,694,329	103,523,362
LIABILITIES:
Payable for distribution fees	13,557	128,823	9,200
Payable for investments purchased	136,988	1,691,759	314,462
Payable for shareholder services fees	28,280	424,832	18,763
Payable to investment adviser	13,576	147,774	9,305
Redemptions payable	677,273	5,395,225	101,898
Total Liabilities	869,674	7,788,413	453,628
NET ASSETS	$159,567,769	$1,640,905,916	$103,069,734
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,377,109	$11,867,135	$879,471
Paid-in capital in excess of par	155,127,915	1,456,149,335	99,450,128
Net unrealized appreciation (depreciation)	(1,237,677)	87,555,804	(752,601)
Overdistributed net investment income	(10,148)	(148,384)	(8,243)
Accumulated net realized gain	4,310,570	85,482,026	3,500,979
NET ASSETS	$159,567,769	$1,640,905,916	$103,069,734
NET ASSETS BY CLASS
Investor Class	$8,113,377	$133,221,256	$3,862,278
Service Class	$39,083,233	$1,177,591,960	$25,930,155
Class L	$54,806,101	$188,304,734	$36,962,306
Institutional Class	$57,565,058	$141,787,966	$36,314,995
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	70,000,000	35,000,000
Service Class	35,000,000	225,000,000	35,000,000
Class L	8,000,000	40,000,000	7,000,000
Institutional Class	10,000,000	25,000,000	5,000,000
Issued and Outstanding
Investor Class	701,677	8,738,647	330,664
Service Class	3,371,719	78,425,987	2,213,597
Class L	4,735,426	17,330,729	3,157,429
Institutional Class	4,962,272	14,175,989	3,093,018
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.56	$15.25	$11.68
Service Class	$11.59	$15.02	$11.71
Class L	$11.57	$10.87	$11.71
Institutional Class	$11.60	$10.00	$11.74
(a) Cost of investments, affiliated	$145,588,852	$1,399,904,078	$92,362,858
(b) Cost of investments, unaffiliated	$15,272,007	$154,147,463	$11,496,745
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$838,550,735	$47,639,764	$332,013,230
Investments at fair value, unaffiliated(b)	110,563,822	6,660,535	48,717,685
Subscriptions receivable	2,411,857	191,293	1,624,351
Receivable for investments sold	606,007	-	336,671
Total Assets	952,132,421	54,491,592	382,691,937
LIABILITIES:
Payable for distribution fees	73,618	4,260	25,782
Payable for investments purchased	763,493	164,447	760,875
Payable for shareholder services fees	245,234	9,764	96,625
Payable to investment adviser	86,757	5,053	34,462
Redemptions payable	2,254,371	26,846	1,200,147
Total Liabilities	3,423,473	210,370	2,117,891
NET ASSETS	$948,708,948	$54,281,222	$380,574,046
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,823,890	$446,007	$2,345,579
Paid-in capital in excess of par	831,863,006	51,963,320	338,996,094
Net unrealized appreciation (depreciation)	55,800,944	(101,685)	20,313,768
Overdistributed net investment income	(92,829)	(4,436)	(36,078)
Accumulated net realized gain	54,313,937	1,978,016	18,954,683
NET ASSETS	$948,708,948	$54,281,222	$380,574,046
NET ASSETS BY CLASS
Investor Class	$67,749,567	$1,708,346	$34,323,166
Service Class	$701,395,296	$18,963,190	$292,505,698
Class L	$96,275,487	$14,975,108	$15,243,424
Institutional Class	$83,288,598	$18,634,578	$38,501,758
CAPITAL STOCK:
Authorized
Investor Class	70,000,000	5,000,000	70,000,000
Service Class	120,000,000	35,000,000	70,000,000
Class L	28,000,000	5,000,000	28,000,000
Institutional Class	15,000,000	5,000,000	10,000,000
Issued and Outstanding
Investor Class	4,400,033	140,720	1,870,470
Service Class	47,174,587	1,558,476	16,407,418
Class L	8,590,248	1,232,998	1,374,925
Institutional Class	8,074,030	1,527,875	3,802,977
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.40	$12.14	$18.35
Service Class	$14.87	$12.17	$17.83
Class L	$11.21	$12.15	$11.09
Institutional Class	$10.32	$12.20	$10.12
(a) Cost of investments, affiliated	$792,694,955	$47,724,411	$315,834,818
(b) Cost of investments, unaffiliated	$100,618,658	$6,677,573	$44,582,329
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$647,861	$72,505	$636,508
Dividends, affiliated	8,745,844	1,439,388	15,241,467
Dividends, unaffiliated	834,182	124,258	1,433,287
Total Income	10,227,887	1,636,151	17,311,262
EXPENSES:
Management fees	588,981	86,741	1,100,632
Shareholder services fees – Investor Class	146,397	20,435	284,040
Shareholder services fees – Service Class	1,000,492	50,594	2,309,536
Shareholder services fees – Class L	447,171	109,984	365,036
Distribution fees – Service Class	284,242	14,378	656,183
Distribution fees – Class L	317,609	78,192	259,344
Total Expenses	2,784,892	360,324	4,974,771
Less management fees waived	159,034	18,430	174,405
Net Expenses	2,625,858	341,894	4,800,366
NET INVESTMENT INCOME	7,602,029	1,294,257	12,510,896
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	3,202,908	690,108	9,447,901
Net realized gain on investments, unaffiliated	6,389,383	278,746	15,972,808
Net Realized Gain	9,592,291	968,854	25,420,709
Net change in unrealized depreciation on investments, affiliated	(9,672,536)	(2,032,480)	(17,779,071)
Net change in unrealized depreciation on investments, unaffiliated	(8,482,917)	(690,507)	(19,396,095)
Net Change in Unrealized Depreciation	(18,155,453)	(2,722,987)	(37,175,166)
Net Realized and Unrealized Loss	(8,563,162)	(1,754,133)	(11,754,457)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(961,133)	$(459,876)	$756,439
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$29,137	$168,958	$3,819
Dividends, affiliated	1,200,100	11,113,700	609,918
Dividends, unaffiliated	99,760	945,325	45,493
Total Income	1,328,997	12,227,983	659,230
EXPENSES:
Management fees	84,081	1,000,952	53,618
Shareholder services fees – Investor Class	12,566	263,262	6,714
Shareholder services fees – Service Class	62,323	2,111,460	41,537
Shareholder services fees – Class L	83,985	324,515	56,894
Distribution fees – Service Class	17,712	599,937	11,808
Distribution fees – Class L	59,699	230,531	40,447
Total Expenses	320,366	4,530,657	211,018
Less management fees waived	9,312	78,439	3,363
Net Expenses	311,054	4,452,218	207,655
NET INVESTMENT INCOME	1,017,943	7,775,765	451,575
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	699,563	15,200,462	589,244
Net realized gain on investments, unaffiliated	486,355	20,694,622	409,059
Net Realized Gain	1,185,918	35,895,084	998,303
Net change in unrealized depreciation on investments, affiliated	(1,784,891)	(15,479,257)	(1,069,672)
Net change in unrealized depreciation on investments, unaffiliated	(901,588)	(22,791,449)	(682,235)
Net Change in Unrealized Depreciation	(2,686,479)	(38,270,706)	(1,751,907)
Net Realized and Unrealized Loss	(1,500,561)	(2,375,622)	(753,604)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(482,618)	$5,400,143	$(302,029)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$15,882	$454	$3,676
Dividends, affiliated	5,332,658	291,092	2,015,365
Dividends, unaffiliated	423,011	21,634	167,539
Total Income	5,771,551	313,180	2,186,580
EXPENSES:
Management fees	577,585	27,925	225,740
Shareholder services fees – Investor Class	134,421	2,606	65,967
Shareholder services fees – Service Class	1,254,662	29,974	507,432
Shareholder services fees – Class L	165,649	21,782	25,802
Distribution fees – Service Class	356,532	8,522	144,217
Distribution fees – Class L	117,672	15,421	18,337
Total Expenses	2,606,521	106,230	987,495
Less management fees waived	33,283	116	14,146
Net Expenses	2,573,238	106,114	973,349
NET INVESTMENT INCOME	3,198,313	207,066	1,213,231
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	8,630,210	250,504	1,939,682
Net realized gain on investments, unaffiliated	14,375,830	285,303	6,118,662
Net Realized Gain	23,006,040	535,807	8,058,344
Net change in unrealized depreciation on investments, affiliated	(7,013,908)	(453,063)	(1,807,433)
Net change in unrealized depreciation on investments, unaffiliated	(15,297,483)	(416,249)	(6,580,109)
Net Change in Unrealized Depreciation	(22,311,391)	(869,312)	(8,387,542)
Net Realized and Unrealized Gain (Loss)	694,649	(333,505)	(329,198)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,892,962	$(126,439)	$884,033
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime 2015 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$7,602,029	$19,705,484
Net realized gain	9,592,291	32,656,214
Net change in unrealized appreciation (depreciation)	(18,155,453)	52,857,543
Net Increase (Decrease) in Net Assets Resulting from Operations	(961,133)	105,219,241
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(545,698)	(1,552,840)
Service Class	(3,705,875)	(9,229,572)
Class L	(2,446,769)	(5,287,133)
Institutional Class	(962,275)	(1,077,407)
From net investment income	(7,660,617)	(17,146,952)
From net realized gains
Investor Class	-	(2,575,203)
Service Class	-	(16,695,869)
Class L	-	(8,779,024)
Institutional Class	-	(1,239,312)
From net realized gains	0	(29,289,408)
Total Distributions	(7,660,617)	(46,436,360)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,315,460	18,456,056
Service Class	43,891,020	106,228,406
Class L	29,364,279	103,549,311
Institutional Class	49,759,698	36,489,927
Shares issued in reinvestment of distributions
Investor Class	545,698	4,128,043
Service Class	3,705,875	25,925,441
Class L	2,446,769	14,066,157
Institutional Class	962,275	2,316,719
Shares redeemed
Investor Class	(20,497,274)	(45,297,761)
Service Class	(110,077,229)	(250,422,493)
Class L	(30,763,812)	(54,182,168)
Institutional Class	(17,380,470)	(7,769,348)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(43,727,711)	(46,511,710)
Total Increase (Decrease) in Net Assets	(52,349,461)	12,271,171
NET ASSETS:
Beginning of Period	1,004,047,580	991,776,409
End of Period(a)	$951,698,119	$1,004,047,580
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime 2015 Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	305,334	1,314,790
Service Class	3,122,085	7,692,994
Class L	2,787,134	9,890,273
Institutional Class	4,889,241	3,611,401
Shares issued in reinvestment of distributions
Investor Class	39,062	294,149
Service Class	267,186	1,860,100
Class L	235,947	1,338,689
Institutional Class	97,495	230,987
Shares redeemed
Investor Class	(1,447,828)	(3,230,369)
Service Class	(7,828,993)	(18,111,756)
Class L	(2,923,856)	(5,158,790)
Institutional Class	(1,725,094)	(774,811)
Net Decrease	(2,182,287)	(1,042,343)
(a) Including undistributed net investment income:	$1,915,774	$1,974,362
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime 2020 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$1,294,257	$1,821,721
Net realized gain	968,854	3,897,394
Net change in unrealized appreciation (depreciation)	(2,722,987)	804,172
Net Increase (Decrease) in Net Assets Resulting from Operations	(459,876)	6,523,287
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(95,128)	(293,197)
Service Class	(244,578)	(694,458)
Class L	(510,981)	(1,181,135)
Institutional Class	(452,773)	(650,273)
From net investment income	(1,303,460)	(2,819,063)
From net realized gains
Investor Class	-	(51,902)
Service Class	-	(166,851)
Class L	-	(271,083)
Institutional Class	-	(133,057)
From net realized gains	0	(622,893)
Total Distributions	(1,303,460)	(3,441,956)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,863,548	12,319,516
Service Class	10,621,243	24,472,563
Class L	39,267,670	59,502,796
Institutional Class	32,933,077	28,843,520
Shares issued in reinvestment of distributions
Investor Class	95,128	345,099
Service Class	244,578	861,309
Class L	510,981	1,452,218
Institutional Class	452,773	783,330
Shares redeemed
Investor Class	(1,024,217)	(4,503,226)
Service Class	(6,184,756)	(9,060,540)
Class L	(16,338,300)	(10,852,662)
Institutional Class	(6,129,035)	(12,075,240)
Net Increase in Net Assets Resulting from Capital Share Transactions	56,312,690	92,088,683
Total Increase in Net Assets	54,549,354	95,170,014
NET ASSETS:
Beginning of Period	110,612,245	15,442,231
End of Period(a)	$165,161,599	$110,612,245
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime 2020 Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	166,416	1,099,635
Service Class	946,710	2,256,419
Class L	3,510,574	5,379,337
Institutional Class	2,913,878	2,710,003
Shares issued in reinvestment of distributions
Investor Class	8,648	31,095
Service Class	22,194	77,582
Class L	46,411	130,586
Institutional Class	41,012	70,574
Shares redeemed
Investor Class	(91,886)	(407,728)
Service Class	(552,976)	(837,797)
Class L	(1,458,190)	(978,420)
Institutional Class	(546,278)	(1,108,906)
Net Increase	5,006,513	8,422,380
(a) Including overdistributed net investment income:	$(9,203)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime 2025 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$12,510,896	$36,206,787
Net realized gain	25,420,709	85,156,743
Net change in unrealized appreciation (depreciation)	(37,175,166)	116,774,857
Net Increase in Net Assets Resulting from Operations	756,439	238,138,387
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(887,644)	(3,057,332)
Service Class	(7,698,581)	(21,867,416)
Class L	(1,978,977)	(4,730,481)
Institutional Class	(2,076,249)	(3,025,637)
From net investment income	(12,641,451)	(32,680,866)
From net realized gains
Investor Class	-	(7,105,769)
Service Class	-	(53,660,350)
Class L	-	(10,442,035)
Institutional Class	-	(4,799,562)
From net realized gains	0	(76,007,716)
Total Distributions	(12,641,451)	(108,688,582)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	13,827,778	42,382,422
Service Class	133,173,066	244,607,387
Class L	39,328,364	90,057,136
Institutional Class	73,311,136	85,633,931
Shares issued in reinvestment of distributions
Investor Class	887,644	10,163,101
Service Class	7,698,581	75,527,766
Class L	1,978,977	15,172,516
Institutional Class	2,076,249	7,825,199
Shares redeemed
Investor Class	(44,790,503)	(91,191,143)
Service Class	(229,365,881)	(438,481,898)
Class L	(25,265,163)	(41,845,318)
Institutional Class	(17,072,952)	(12,374,313)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(44,212,704)	(12,523,214)
Total Increase (Decrease) in Net Assets	(56,097,716)	116,926,591
NET ASSETS:
Beginning of Period	1,856,593,295	1,739,666,704
End of Period(a)	$1,800,495,579	$1,856,593,295
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime 2025 Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	910,298	2,850,408
Service Class	8,834,077	16,586,407
Class L	3,702,331	8,476,382
Institutional Class	7,388,502	8,562,561
Shares issued in reinvestment of distributions
Investor Class	59,454	678,466
Service Class	518,772	5,066,938
Class L	189,921	1,433,747
Institutional Class	214,933	794,817
Shares redeemed
Investor Class	(2,949,182)	(6,079,235)
Service Class	(15,215,964)	(29,662,397)
Class L	(2,384,254)	(3,935,553)
Institutional Class	(1,730,494)	(1,238,153)
Net Increase (Decrease)	(461,606)	3,534,388
(a) Including undistributed net investment income:	$2,386,412	$2,516,967
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime 2030 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$1,017,943	$1,754,514
Net realized gain	1,185,918	4,529,789
Net change in unrealized appreciation (depreciation)	(2,686,479)	1,702,795
Net Increase (Decrease) in Net Assets Resulting from Operations	(482,618)	7,987,098
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(51,668)	(172,417)
Service Class	(228,424)	(829,857)
Class L	(298,140)	(1,001,040)
Institutional Class	(449,859)	(728,553)
From net investment income	(1,028,091)	(2,731,867)
From net realized gains
Investor Class	-	(36,313)
Service Class	-	(248,025)
Class L	-	(263,810)
Institutional Class	-	(189,800)
From net realized gains	0	(737,948)
Total Distributions	(1,028,091)	(3,469,815)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,634,913	6,650,683
Service Class	12,844,018	28,109,344
Class L	30,142,396	47,962,977
Institutional Class	37,645,385	24,630,028
Shares issued in reinvestment of distributions
Investor Class	51,668	208,730
Service Class	228,424	1,077,882
Class L	298,140	1,264,850
Institutional Class	449,859	918,353
Shares redeemed
Investor Class	(521,048)	(4,982,109)
Service Class	(5,733,962)	(7,721,015)
Class L	(14,831,106)	(10,258,288)
Institutional Class	(4,130,964)	(5,397,094)
Net Increase in Net Assets Resulting from Capital Share Transactions	59,077,723	82,464,341
Total Increase in Net Assets	57,567,014	86,981,624
NET ASSETS:
Beginning of Period	102,000,755	15,019,131
End of Period(a)	$159,567,769	$102,000,755
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime 2030 Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	223,708	574,405
Service Class	1,095,473	2,506,133
Class L	2,574,863	4,190,464
Institutional Class	3,176,710	2,253,914
Shares issued in reinvestment of distributions
Investor Class	4,493	18,069
Service Class	19,811	93,105
Class L	25,903	109,125
Institutional Class	38,982	79,325
Shares redeemed
Investor Class	(44,303)	(441,156)
Service Class	(490,156)	(679,302)
Class L	(1,272,549)	(893,399)
Institutional Class	(351,518)	(485,525)
Net Increase	5,001,417	7,325,158
(a) Including overdistributed net investment income:	$(10,148)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime 2035 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$7,775,765	$31,013,122
Net realized gain	35,895,084	104,796,770
Net change in unrealized appreciation (depreciation)	(38,270,706)	133,804,803
Net Increase in Net Assets Resulting from Operations	5,400,143	269,614,695
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(562,761)	(2,826,691)
Service Class	(4,843,591)	(20,501,840)
Class L	(1,150,821)	(4,313,444)
Institutional Class	(1,366,976)	(2,667,115)
From net investment income	(7,924,149)	(30,309,090)
From net realized gains
Investor Class	-	(7,906,681)
Service Class	-	(59,145,500)
Class L	-	(10,920,839)
Institutional Class	-	(4,619,481)
From net realized gains	0	(82,592,501)
Total Distributions	(7,924,149)	(112,901,591)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	11,774,570	38,021,284
Service Class	125,996,293	255,410,765
Class L	32,221,595	83,933,197
Institutional Class	66,150,873	69,834,924
Shares issued in reinvestment of distributions
Investor Class	562,761	10,733,372
Service Class	4,843,591	79,647,340
Class L	1,150,821	15,234,283
Institutional Class	1,366,976	7,286,596
Shares redeemed
Investor Class	(41,493,385)	(80,969,230)
Service Class	(201,560,286)	(404,808,160)
Class L	(27,725,110)	(41,007,782)
Institutional Class	(14,240,168)	(8,905,503)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(40,951,469)	24,411,086
Total Increase (Decrease) in Net Assets	(43,475,475)	181,124,190
NET ASSETS:
Beginning of Period	1,684,381,391	1,503,257,201
End of Period(a)	$1,640,905,916	$1,684,381,391
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime 2035 Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	764,552	2,551,697
Service Class	8,299,730	17,463,975
Class L	2,921,985	7,733,613
Institutional Class	6,468,080	6,816,624
Shares issued in reinvestment of distributions
Investor Class	37,146	711,703
Service Class	324,637	5,354,186
Class L	106,558	1,400,357
Institutional Class	137,523	724,093
Shares redeemed
Investor Class	(2,688,129)	(5,371,450)
Service Class	(13,267,100)	(27,510,234)
Class L	(2,520,790)	(3,766,725)
Institutional Class	(1,403,085)	(876,759)
Net Increase (Decrease)	(818,893)	5,231,080
(a) Including overdistributed net investment income:	$(148,384)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime 2040 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$451,575	$1,114,528
Net realized gain	998,303	4,541,527
Net change in unrealized appreciation (depreciation)	(1,751,907)	982,394
Net Increase (Decrease) in Net Assets Resulting from Operations	(302,029)	6,638,449
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(16,352)	(165,454)
Service Class	(102,104)	(732,179)
Class L	(125,215)	(892,034)
Institutional Class	(216,147)	(487,073)
From net investment income	(459,818)	(2,276,740)
From net realized gains
Investor Class	-	(72,332)
Service Class	-	(462,877)
Class L	-	(506,547)
Institutional Class	-	(271,589)
From net realized gains	0	(1,313,345)
Total Distributions	(459,818)	(3,590,085)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	871,918	4,731,875
Service Class	9,531,276	20,513,204
Class L	22,475,407	31,974,943
Institutional Class	25,590,979	12,046,972
Shares issued in reinvestment of distributions
Investor Class	16,352	237,786
Service Class	102,104	1,195,056
Class L	125,215	1,398,581
Institutional Class	216,147	758,662
Shares redeemed
Investor Class	(637,735)	(13,145,993)
Service Class	(4,468,508)	(6,633,320)
Class L	(11,616,133)	(7,312,341)
Institutional Class	(1,966,190)	(2,471,429)
Net Increase in Net Assets Resulting from Capital Share Transactions	40,240,832	43,293,996
Total Increase in Net Assets	39,478,985	46,342,360
NET ASSETS:
Beginning of Period	63,590,749	17,248,389
End of Period(a)	$103,069,734	$63,590,749
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime 2040 Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	74,263	408,698
Service Class	803,543	1,807,615
Class L	1,894,061	2,734,816
Institutional Class	2,134,664	1,078,817
Shares issued in reinvestment of distributions
Investor Class	1,410	20,488
Service Class	8,779	102,136
Class L	10,776	119,402
Institutional Class	18,537	64,725
Shares redeemed
Investor Class	(54,518)	(1,150,089)
Service Class	(378,125)	(575,339)
Class L	(979,916)	(622,733)
Institutional Class	(165,098)	(212,758)
Net Increase	3,368,376	3,775,778
(a) Including overdistributed net investment income:	$(8,243)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime 2045 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$3,198,313	$17,117,040
Net realized gain	23,006,040	62,265,053
Net change in unrealized appreciation (depreciation)	(22,311,391)	88,282,509
Net Increase in Net Assets Resulting from Operations	3,892,962	167,664,602
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(198,710)	(1,358,699)
Service Class	(2,056,035)	(11,845,749)
Class L	(402,643)	(2,052,448)
Institutional Class	(633,754)	(1,618,333)
From net investment income	(3,291,142)	(16,875,229)
From net realized gains
Investor Class	-	(4,026,413)
Service Class	-	(34,788,609)
Class L	-	(5,410,639)
Institutional Class	-	(2,856,999)
From net realized gains	0	(47,082,660)
Total Distributions	(3,291,142)	(63,957,889)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	8,617,978	23,800,187
Service Class	94,403,942	187,935,020
Class L	15,839,207	47,625,355
Institutional Class	36,174,049	45,940,696
Shares issued in reinvestment of distributions
Investor Class	198,710	5,385,112
Service Class	2,056,035	46,634,358
Class L	402,643	7,463,087
Institutional Class	633,754	4,475,332
Shares redeemed
Investor Class	(24,176,024)	(53,573,543)
Service Class	(129,564,919)	(256,936,868)
Class L	(13,426,821)	(26,565,327)
Institutional Class	(9,949,104)	(5,112,636)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(18,790,550)	27,070,773
Total Increase (Decrease) in Net Assets	(18,188,730)	130,777,486
NET ASSETS:
Beginning of Period	966,897,678	836,120,192
End of Period(a)	$948,708,948	$966,897,678
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime 2045 Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	553,318	1,603,306
Service Class	6,277,566	13,086,952
Class L	1,392,804	4,318,775
Institutional Class	3,437,652	4,387,720
Shares issued in reinvestment of distributions
Investor Class	13,005	355,725
Service Class	139,298	3,182,516
Class L	36,176	669,805
Institutional Class	61,890	433,890
Shares redeemed
Investor Class	(1,549,909)	(3,565,122)
Service Class	(8,604,182)	(17,841,370)
Class L	(1,182,292)	(2,404,946)
Institutional Class	(950,489)	(489,630)
Net Increase (Decrease)	(375,163)	3,737,621
(a) Including overdistributed net investment income:	$(92,829)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime 2050 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$207,066	$609,928
Net realized gain	535,807	2,046,634
Net change in unrealized appreciation (depreciation)	(869,312)	853,512
Net Increase (Decrease) in Net Assets Resulting from Operations	(126,439)	3,510,074
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(6,547)	(40,634)
Service Class	(62,508)	(411,406)
Class L	(44,353)	(289,669)
Institutional Class	(98,094)	(282,377)
From net investment income	(211,502)	(1,024,086)
From net realized gains
Investor Class	-	(10,544)
Service Class	-	(132,248)
Class L	-	(85,656)
Institutional Class	-	(79,409)
From net realized gains	0	(307,857)
Total Distributions	(211,502)	(1,331,943)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	573,544	1,437,763
Service Class	6,533,790	13,822,956
Class L	8,124,476	13,869,374
Institutional Class	11,231,341	8,332,518
Shares issued in reinvestment of distributions
Investor Class	6,547	51,178
Service Class	62,508	543,654
Class L	44,353	375,325
Institutional Class	98,094	361,786
Shares redeemed
Investor Class	(169,611)	(1,550,096)
Service Class	(2,341,725)	(3,111,418)
Class L	(3,522,329)	(4,193,897)
Institutional Class	(1,449,415)	(1,434,900)
Net Increase in Net Assets Resulting from Capital Share Transactions	19,191,573	28,504,243
Total Increase in Net Assets	18,853,632	30,682,374
NET ASSETS:
Beginning of Period	35,427,590	4,745,216
End of Period(a)	$54,281,222	$35,427,590
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime 2050 Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	46,530	123,059
Service Class	529,052	1,184,709
Class L	659,315	1,175,281
Institutional Class	903,880	741,040
Shares issued in reinvestment of distributions
Investor Class	543	4,246
Service Class	5,175	44,832
Class L	3,681	30,984
Institutional Class	8,107	29,845
Shares redeemed
Investor Class	(13,762)	(134,067)
Service Class	(190,887)	(265,495)
Class L	(286,701)	(350,581)
Institutional Class	(116,392)	(124,144)
Net Increase	1,548,541	2,459,709
(a) Including overdistributed net investment income:	$(4,436)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime 2055 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$1,213,231	$6,430,763
Net realized gain	8,058,344	20,959,445
Net change in unrealized appreciation (depreciation)	(8,387,542)	34,822,560
Net Increase in Net Assets Resulting from Operations	884,033	62,212,768
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(89,954)	(626,292)
Service Class	(752,698)	(4,481,110)
Class L	(78,052)	(389,829)
Institutional Class	(328,605)	(885,437)
From net investment income	(1,249,309)	(6,382,668)
From net realized gains
Investor Class	-	(1,565,990)
Service Class	-	(11,119,802)
Class L	-	(756,932)
Institutional Class	-	(1,307,814)
From net realized gains	0	(14,750,538)
Total Distributions	(1,249,309)	(21,133,206)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	7,231,402	17,646,580
Service Class	60,015,973	115,661,374
Class L	5,105,497	10,860,377
Institutional Class	15,810,779	24,334,197
Shares issued in reinvestment of distributions
Investor Class	89,954	2,192,282
Service Class	752,698	15,600,912
Class L	78,052	1,146,761
Institutional Class	328,605	2,193,251
Shares redeemed
Investor Class	(12,044,511)	(27,971,034)
Service Class	(55,902,504)	(122,333,764)
Class L	(4,348,951)	(5,600,520)
Institutional Class	(4,336,099)	(2,174,471)
Net Increase in Net Assets Resulting from Capital Share Transactions	12,780,895	31,555,945
Total Increase in Net Assets	12,415,619	72,635,507
NET ASSETS:
Beginning of Period	368,158,427	295,522,920
End of Period(a)	$380,574,046	$368,158,427
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime 2055 Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	388,958	1,003,676
Service Class	3,326,226	6,757,045
Class L	452,497	984,091
Institutional Class	1,536,839	2,350,036
Shares issued in reinvestment of distributions
Investor Class	4,940	121,674
Service Class	42,549	888,644
Class L	7,096	103,536
Institutional Class	32,697	215,823
Shares redeemed
Investor Class	(646,629)	(1,568,752)
Service Class	(3,097,225)	(7,143,955)
Class L	(387,782)	(513,951)
Institutional Class	(420,871)	(211,124)
Net Increase	1,239,295	2,986,743
(a) Including overdistributed net investment income:	$(36,078)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$14.12	0.11	(0.11)	0.00	(0.10)	-	(0.10)	$14.02	(0.06%) (d)
12/31/2017	$13.26	0.27	1.20	1.47	(0.23)	(0.38)	(0.61)	$14.12	11.13%
12/31/2016	$12.71	0.34	0.58	0.92	(0.25)	(0.12)	(0.37)	$13.26	7.25%
12/31/2015	$13.78	0.26	(0.42)	(0.16)	(0.27)	(0.64)	(0.91)	$12.71	(1.15%)
12/31/2014	$13.87	0.20	0.69	0.89	(0.27)	(0.71)	(0.98)	$13.78	6.41%
12/31/2013	$13.45	0.33	1.21	1.54	(0.44)	(0.68)	(1.12)	$13.87	11.76%
Service Class
06/29/2018(Unaudited)	$14.02	0.11	(0.11)	0.00	(0.10)	-	(0.10)	$13.92	(0.03%) (d)
12/31/2017	$13.17	0.26	1.18	1.44	(0.21)	(0.38)	(0.59)	$14.02	10.98%
12/31/2016	$12.62	0.32	0.59	0.91	(0.24)	(0.12)	(0.36)	$13.17	7.18%
12/31/2015	$13.68	0.26	(0.43)	(0.17)	(0.25)	(0.64)	(0.89)	$12.62	(1.25%)
12/31/2014	$13.85	0.48	0.41	0.89	(0.35)	(0.71)	(1.06)	$13.68	6.39%
12/31/2013	$13.48	0.38	1.16	1.54	(0.49)	(0.68)	(1.17)	$13.85	11.64%
Class L
06/29/2018(Unaudited)	$10.51	0.08	(0.09)	(0.01)	(0.10)	-	(0.10)	$10.40	(0.10%) (d)
12/31/2017	$10.04	0.21	0.87	1.08	(0.23)	(0.38)	(0.61)	$10.51	10.83%
12/31/2016 (e)	$10.00	0.18	0.21	0.39	(0.25)	(0.10)	(0.35)	$10.04	3.93% (d)
Institutional Class
06/29/2018(Unaudited)	$10.01	0.11	(0.09)	0.02	(0.13)	-	(0.13)	$ 9.90	0.20% (d)
12/31/2017	$ 9.61	0.33	0.77	1.10	(0.32)	(0.38)	(0.70)	$10.01	11.54%
12/31/2016	$ 9.32	0.27	0.43	0.70	(0.29)	(0.12)	(0.41)	$ 9.61	7.57%
12/31/2015 (f)	$10.00	0.19	(0.50)	(0.31)	(0.29)	(0.08)	(0.37)	$ 9.32	(3.18%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 76,260	0.47% (i)	0.44% (i)	1.55% (i)	24% (d)
12/31/2017	$ 92,389	0.47%	0.44%	1.96%	22%
12/31/2016	$108,266	0.47%	0.45%	2.57%	33%
12/31/2015	$ 3,548	0.35%	0.34%	1.87%	46% (j)
12/31/2014	$ 3,728	0.12%	0.12%	1.39%	79%
12/31/2013	$ 21,508	0.12%	0.12%	2.31%	60%
Service Class
06/29/2018 (Unaudited)	$541,648	0.57% (i)	0.54% (i)	1.52% (i)	24% (d)
12/31/2017	$607,903	0.57%	0.54%	1.90%	22%
12/31/2016	$683,608	0.57%	0.55%	2.42%	33%
12/31/2015	$ 51,634	0.47%	0.45%	1.90%	46% (j)
12/31/2014	$ 38,187	0.22%	0.22%	3.35%	79%
12/31/2013	$ 10,151	0.22%	0.22%	2.71%	60%
Class L
06/29/2018 (Unaudited)	$258,706	0.72% (i)	0.69% (i)	1.45% (i)	24% (d)
12/31/2017	$260,469	0.72%	0.69%	1.97%	22%
12/31/2016 (e)	$187,837	0.72% (i)	0.69% (i)	2.58% (i)	33%
Institutional Class
06/29/2018 (Unaudited)	$ 75,083	0.12% (i)	0.09% (i)	2.15% (i)	24% (d)
12/31/2017	$ 43,287	0.12%	0.09%	3.25%	22%
12/31/2016	$ 12,066	0.12%	0.10%	2.75%	33%
12/31/2015 (f)	$ 10	0.12% (i)	0.09% (i)	2.98% (i)	46% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$11.12	0.09	(0.08)	0.01	(0.09)	-	(0.09)	$11.04	0.07% (d)
12/31/2017	$10.28	0.45	0.82	1.27	(0.36)	(0.07)	(0.43)	$11.12	12.43%
12/31/2016 (e)	$10.00	0.24	0.24	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.84% (d)
Service Class
06/29/2018(Unaudited)	$11.15	0.09	(0.10)	(0.01)	(0.08)	-	(0.08)	$11.06	(0.05%) (d)
12/31/2017	$10.28	0.28	0.97	1.25	(0.31)	(0.07)	(0.38)	$11.15	12.30%
12/31/2016 (e)	$10.00	0.35	0.13	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.85% (d)
Class L
06/29/2018(Unaudited)	$11.14	0.09	(0.10)	(0.01)	(0.08)	-	(0.08)	$11.05	(0.10%) (d)
12/31/2017	$10.29	0.43	0.82	1.25	(0.33)	(0.07)	(0.40)	$11.14	12.24%
12/31/2016 (e)	$10.00	0.19	0.28	0.47	(0.17)	(0.01)	(0.18)	$10.29	4.76% (d)
Institutional Class
06/29/2018(Unaudited)	$11.16	0.12	(0.09)	0.03	(0.11)	-	(0.11)	$11.08	0.23% (d)
12/31/2017	$10.28	0.29	1.02	1.31	(0.36)	(0.07)	(0.43)	$11.16	12.81%
12/31/2016 (e)	$10.00	1.26	(0.76)	0.50	(0.21)	(0.01)	(0.22)	$10.28	5.03% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$12,138	0.47% (h)	0.44% (h)	1.66% (h)	23% (d)
12/31/2017	$11,305	0.47%	0.45%	4.08%	49%
12/31/2016 (e)	$ 3,016	0.47% (h)	0.45% (h)	3.50% (h)	36% (d)
Service Class
06/29/2018 (Unaudited)	$31,768	0.57% (h)	0.54% (h)	1.69% (h)	23% (d)
12/31/2017	$27,376	0.57%	0.55%	2.51%	49%
12/31/2016 (e)	$ 9,858	0.57% (h)	0.55% (h)	4.97% (h)	36% (d)
Class L
06/29/2018 (Unaudited)	$73,295	0.72% (h)	0.69% (h)	1.59% (h)	23% (d)
12/31/2017	$50,498	0.72%	0.70%	3.88%	49%
12/31/2016 (e)	$ 10	0.72% (h)	0.45% (h)	2.81% (h)	36% (d)
Institutional Class
06/29/2018 (Unaudited)	$47,961	0.12% (h)	0.09% (h)	2.21% (h)	23% (d)
12/31/2017	$21,434	0.12%	0.10%	2.62%	49%
12/31/2016 (e)	$ 2,557	0.12% (h)	0.10% (h)	17.84% (h)	36% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$15.08	0.10	(0.09)	0.01	(0.09)	-	(0.09)	$15.00	0.09% (d)
12/31/2017	$13.97	0.29	1.66	1.95	(0.25)	(0.59)	(0.84)	$15.08	14.14%
12/31/2016	$13.33	0.37	0.70	1.07	(0.26)	(0.17)	(0.43)	$13.97	8.13%
12/31/2015	$15.57	0.28	(0.52)	(0.24)	(0.27)	(1.73)	(2.00)	$13.33	(1.43%)
12/31/2014	$15.96	0.20	0.89	1.09	(0.33)	(1.15)	(1.48)	$15.57	6.81%
12/31/2013	$14.42	0.36	2.29	2.65	(0.42)	(0.69)	(1.11)	$15.96	18.52%
Service Class
06/29/2018(Unaudited)	$14.99	0.10	(0.09)	0.01	(0.09)	-	(0.09)	$14.91	0.07% (d)
12/31/2017	$13.90	0.29	1.63	1.92	(0.24)	(0.59)	(0.83)	$14.99	13.96%
12/31/2016	$13.26	0.35	0.71	1.06	(0.25)	(0.17)	(0.42)	$13.90	8.07%
12/31/2015	$15.50	0.29	(0.54)	(0.25)	(0.26)	(1.73)	(1.99)	$13.26	(1.54%)
12/31/2014	$16.00	0.46	0.61	1.07	(0.42)	(1.15)	(1.57)	$15.50	6.61%
12/31/2013	$14.46	0.42	2.21	2.63	(0.40)	(0.69)	(1.09)	$16.00	18.38%
Class L
06/29/2018(Unaudited)	$10.56	0.07	(0.07)	0.00	(0.10)	-	(0.10)	$10.46	(0.03%) (d)
12/31/2017	$10.05	0.22	1.15	1.37	(0.27)	(0.59)	(0.86)	$10.56	13.81%
12/31/2016 (e)	$10.00	0.19	0.28	0.47	(0.27)	(0.15)	(0.42)	$10.05	4.72% (d)
Institutional Class
06/29/2018(Unaudited)	$ 9.80	0.10	(0.07)	0.03	(0.13)	-	(0.13)	$ 9.70	0.28% (d)
12/31/2017	$ 9.40	0.34	1.01	1.35	(0.36)	(0.59)	(0.95)	$ 9.80	14.56%
12/31/2016	$ 9.13	0.35	0.40	0.75	(0.31)	(0.17)	(0.48)	$ 9.40	8.37%
12/31/2015 (f)	$10.00	0.19	(0.58)	(0.39)	(0.31)	(0.17)	(0.48)	$ 9.13	(3.99%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 143,151	0.47% (i)	0.45% (i)	1.28% (i)	18% (d)
12/31/2017	$ 173,780	0.47%	0.45%	1.92%	21%
12/31/2016	$ 196,646	0.47%	0.46%	2.63%	27%
12/31/2015	$ 11,234	0.36%	0.35%	1.85%	35% (j)
12/31/2014	$ 10,799	0.12%	0.12%	1.20%	66%
12/31/2013	$ 57,694	0.12%	0.12%	2.32%	30%
Service Class
06/29/2018 (Unaudited)	$1,278,631	0.57% (i)	0.55% (i)	1.32% (i)	18% (d)
12/31/2017	$1,373,819	0.57%	0.55%	1.93%	21%
12/31/2016	$1,384,606	0.57%	0.56%	2.50%	27%
12/31/2015	$ 85,963	0.47%	0.46%	1.98%	35% (j)
12/31/2014	$ 52,897	0.22%	0.22%	2.80%	66%
12/31/2013	$ 16,070	0.22%	0.22%	2.65%	30%
Class L
06/29/2018 (Unaudited)	$ 217,326	0.72% (i)	0.70% (i)	1.26% (i)	18% (d)
12/31/2017	$ 203,493	0.72%	0.70%	2.05%	21%
12/31/2016 (e)	$ 133,562	0.72% (i)	0.71% (i)	2.67% (i)	27%
Institutional Class
06/29/2018 (Unaudited)	$ 161,387	0.12% (i)	0.10% (i)	1.98% (i)	18% (d)
12/31/2017	$ 105,501	0.12%	0.10%	3.42%	21%
12/31/2016	$ 24,853	0.12%	0.11%	3.68%	27%
12/31/2015 (f)	$ 10	0.11% (i)	0.11% (i)	2.98% (i)	35% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$11.61	0.08	(0.06)	0.02	(0.07)	-	(0.07)	$11.56	0.21% (d)
12/31/2017	$10.40	0.35	1.32	1.67	(0.36)	(0.10)	(0.46)	$11.61	16.18%
12/31/2016 (e)	$10.00	0.26	0.34	0.60	(0.19)	(0.01)	(0.20)	$10.40	6.11% (d)
Service Class
06/29/2018(Unaudited)	$11.64	0.07	(0.05)	0.02	(0.07)	-	(0.07)	$11.59	0.16% (d)
12/31/2017	$10.40	0.30	1.37	1.67	(0.33)	(0.10)	(0.43)	$11.64	16.13%
12/31/2016 (e)	$10.00	0.56	0.05	0.61	(0.20)	(0.01)	(0.21)	$10.40	6.17% (d)
Class L
06/29/2018(Unaudited)	$11.62	0.07	(0.06)	0.01	(0.06)	-	(0.06)	$11.57	0.11% (d)
12/31/2017	$10.41	0.48	1.18	1.66	(0.35)	(0.10)	(0.45)	$11.62	16.04%
12/31/2016 (e)	$10.00	0.19	0.41	0.60	(0.18)	(0.01)	(0.19)	$10.41	6.03% (d)
Institutional Class
06/29/2018(Unaudited)	$11.64	0.11	(0.06)	0.05	(0.09)	-	(0.09)	$11.60	0.45% (d)
12/31/2017	$10.40	0.32	1.40	1.72	(0.38)	(0.10)	(0.48)	$11.64	16.60%
12/31/2016 (e)	$10.00	1.42	(0.80)	0.62	(0.21)	(0.01)	(0.22)	$10.40	6.32% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 8,113	0.47% (h)	0.46% (h)	1.32% (h)	18% (d)
12/31/2017	$ 6,011	0.47%	0.46%	3.09%	35%
12/31/2016 (e)	$ 3,810	0.47% (h)	0.46% (h)	3.71% (h)	17% (d)
Service Class
06/29/2018 (Unaudited)	$39,083	0.57% (h)	0.56% (h)	1.27% (h)	18% (d)
12/31/2017	$31,962	0.57%	0.56%	2.61%	35%
12/31/2016 (e)	$ 8,594	0.57% (h)	0.56% (h)	7.93% (h)	17% (d)
Class L
06/29/2018 (Unaudited)	$54,806	0.72% (h)	0.71% (h)	1.22% (h)	18% (d)
12/31/2017	$39,597	0.72%	0.71%	4.12%	35%
12/31/2016 (e)	$ 11	0.72% (h)	0.47% (h)	2.83% (h)	17% (d)
Institutional Class
06/29/2018 (Unaudited)	$57,565	0.12% (h)	0.11% (h)	1.83% (h)	18% (d)
12/31/2017	$24,430	0.12%	0.11%	2.84%	35%
12/31/2016 (e)	$ 2,605	0.12% (h)	0.11% (h)	19.81% (h)	17% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$15.26	0.07	(0.02)	0.05	(0.06)	-	(0.06)	$15.25	(0.13%) (d)
12/31/2017	$13.75	0.27	2.22	2.49	(0.26)	(0.72)	(0.98)	$15.26	18.36%
12/31/2016	$13.05	0.35	0.82	1.17	(0.24)	(0.23)	(0.47)	$13.75	9.04%
12/31/2015	$16.51	0.27	(0.59)	(0.32)	(0.25)	(2.89)	(3.14)	$13.05	(1.62%)
12/31/2014	$17.19	0.16	0.98	1.14	(0.27)	(1.55)	(1.82)	$16.51	6.60%
12/31/2013	$14.86	0.38	3.04	3.42	(0.43)	(0.66)	(1.09)	$17.19	23.34%
Service Class
06/29/2018(Unaudited)	$15.03	0.07	(0.02)	0.05	(0.06)	-	(0.06)	$15.02	(0.07%) (d)
12/31/2017	$13.57	0.27	2.16	2.43	(0.25)	(0.72)	(0.97)	$15.03	18.13%
12/31/2016	$12.88	0.33	0.82	1.15	(0.23)	(0.23)	(0.46)	$13.57	8.98%
12/31/2015	$16.34	0.28	(0.61)	(0.33)	(0.24)	(2.89)	(3.13)	$12.88	(1.74%)
12/31/2014	$17.20	0.44	0.68	1.12	(0.43)	(1.55)	(1.98)	$16.34	6.44%
12/31/2013	$14.88	0.45	2.95	3.40	(0.42)	(0.66)	(1.08)	$17.20	23.06%
Class L
06/29/2018(Unaudited)	$10.91	0.04	(0.01)	0.03	(0.07)	-	(0.07)	$10.87	(0.37%) (d)
12/31/2017	$10.11	0.22	1.58	1.80	(0.28)	(0.72)	(1.00)	$10.91	18.06%
12/31/2016 (e)	$10.00	0.19	0.37	0.56	(0.25)	(0.20)	(0.45)	$10.11	5.63% (d)
Institutional Class
06/29/2018(Unaudited)	$10.05	0.08	(0.03)	0.05	(0.10)	-	(0.10)	$10.00	(0.50%) (d)
12/31/2017	$ 9.41	0.37	1.36	1.73	(0.37)	(0.72)	(1.09)	$10.05	18.69%
12/31/2016	$ 9.07	0.39	0.47	0.86	(0.29)	(0.23)	(0.52)	$ 9.41	9.56%
12/31/2015 (f)	$10.00	0.18	(0.65)	(0.47)	(0.29)	(0.17)	(0.46)	$ 9.07	(4.81%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 133,221	0.47% (i)	0.46% (i)	0.88% (i)	16% (d)
12/31/2017	$ 162,090	0.47%	0.46%	1.82%	22%
12/31/2016	$ 175,123	0.47%	0.47%	2.58%	25%
12/31/2015	$ 7,131	0.36%	0.35%	1.72%	27% (j)
12/31/2014	$ 6,688	0.12%	0.12%	0.91%	51%
12/31/2013	$ 59,137	0.12%	0.12%	2.31%	22%
Service Class
06/29/2018 (Unaudited)	$1,177,592	0.57% (i)	0.56% (i)	0.90% (i)	16% (d)
12/31/2017	$1,248,639	0.57%	0.56%	1.85%	22%
12/31/2016	$1,190,559	0.57%	0.57%	2.43%	25%
12/31/2015	$ 69,647	0.47%	0.47%	1.83%	27% (j)
12/31/2014	$ 44,111	0.22%	0.22%	2.49%	51%
12/31/2013	$ 17,951	0.22%	0.22%	2.71%	22%
Class L
06/29/2018 (Unaudited)	$ 188,305	0.72% (i)	0.71% (i)	0.80% (i)	16% (d)
12/31/2017	$ 183,489	0.72%	0.71%	2.01%	22%
12/31/2016 (e)	$ 115,848	0.72% (i)	0.71% (i)	2.71% (i)	25%
Institutional Class
06/29/2018 (Unaudited)	$ 141,788	0.12% (i)	0.11% (i)	1.52% (i)	16% (d)
12/31/2017	$ 90,164	0.12%	0.11%	3.64%	22%
12/31/2016	$ 21,727	0.12%	0.11%	4.05%	25%
12/31/2015 (f)	$ 10	0.12% (i)	0.12% (i)	2.85% (i)	27% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$11.68	0.05	-	0.05	(0.05)	-	(0.05)	$11.68	0.00% (d)
12/31/2017	$10.45	0.16	1.86	2.02	(0.51)	(0.28)	(0.79)	$11.68	19.53%
12/31/2016 (e)	$10.00	0.24	0.46	0.70	(0.22)	(0.03)	(0.25)	$10.45	7.09% (d)
Service Class
06/29/2018(Unaudited)	$11.72	0.05	(0.01)	0.04	(0.05)	-	(0.05)	$11.71	(0.09%) (d)
12/31/2017	$10.44	0.30	1.71	2.01	(0.45)	(0.28)	(0.73)	$11.72	19.34%
12/31/2016 (e)	$10.00	0.55	0.15	0.70	(0.23)	(0.03)	(0.26)	$10.44	7.08% (d)
Class L
06/29/2018(Unaudited)	$11.71	0.04	-	0.04	(0.04)	-	(0.04)	$11.71	0.00% (d)
12/31/2017	$10.46	0.53	1.47	2.00	(0.47)	(0.28)	(0.75)	$11.71	19.22%
12/31/2016 (e)	$10.00	0.19	0.50	0.69	(0.20)	(0.03)	(0.23)	$10.46	7.04% (d)
Institutional Class
06/29/2018(Unaudited)	$11.74	0.09	(0.02)	0.07	(0.07)	-	(0.07)	$11.74	0.00% (d)
12/31/2017	$10.46	0.33	1.72	2.05	(0.49)	(0.28)	(0.77)	$11.74	19.78%
12/31/2016 (e)	$10.00	1.47	(0.74)	0.73	(0.24)	(0.03)	(0.27)	$10.46	7.44% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 3,862	0.47% (h)	0.46% (h)	0.87% (h)	19% (d)
12/31/2017	$ 3,616	0.47%	0.46%	1.40%	60%
12/31/2016 (e)	$10,771	0.47% (h)	0.46% (h)	3.38% (h)	40% (d)
Service Class
06/29/2018 (Unaudited)	$25,930	0.57% (h)	0.56% (h)	0.84% (h)	19% (d)
12/31/2017	$20,851	0.57%	0.57%	2.61%	60%
12/31/2016 (e)	$ 4,646	0.57% (h)	0.56% (h)	7.76% (h)	40% (d)
Class L
06/29/2018 (Unaudited)	$36,962	0.72% (h)	0.71% (h)	0.74% (h)	19% (d)
12/31/2017	$26,149	0.72%	0.72%	4.49%	60%
12/31/2016 (e)	$ 11	0.72% (h)	0.47% (h)	2.75% (h)	40% (d)
Institutional Class
06/29/2018 (Unaudited)	$36,315	0.12% (h)	0.11% (h)	1.47% (h)	19% (d)
12/31/2017	$12,975	0.12%	0.11%	2.82%	60%
12/31/2016 (e)	$ 1,821	0.12% (h)	0.12% (h)	20.33% (h)	40% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$15.38	0.05	0.02	0.07	(0.05)	-	(0.05)	$15.40	0.13% (d)
12/31/2017	$13.60	0.25	2.50	2.75	(0.25)	(0.72)	(0.97)	$15.38	20.43%
12/31/2016	$12.82	0.34	0.88	1.22	(0.23)	(0.21)	(0.44)	$13.60	9.53%
12/31/2015	$17.18	0.27	(0.66)	(0.39)	(0.24)	(3.73)	(3.97)	$12.82	(1.90%)
12/31/2014	$17.49	0.14	0.85	0.99	(0.05)	(1.25)	(1.30)	$17.18	5.60%
12/31/2013	$15.08	0.37	3.16	3.53	(0.43)	(0.69)	(1.12)	$17.49	23.62%
Service Class
06/29/2018(Unaudited)	$14.86	0.05	-	0.05	(0.04)	-	(0.04)	$14.87	0.07% (d)
12/31/2017	$13.18	0.26	2.38	2.64	(0.24)	(0.72)	(0.96)	$14.86	20.27%
12/31/2016	$12.44	0.31	0.86	1.17	(0.22)	(0.21)	(0.43)	$13.18	9.40%
12/31/2015	$16.78	0.27	(0.66)	(0.39)	(0.22)	(3.73)	(3.95)	$12.44	(1.92%)
12/31/2014	$17.47	0.45	0.57	1.02	(0.46)	(1.25)	(1.71)	$16.78	5.75%
12/31/2013	$15.06	0.42	3.10	3.52	(0.42)	(0.69)	(1.11)	$17.47	23.54%
Class L
06/29/2018(Unaudited)	$11.22	0.03	0.01	0.04	(0.05)	-	(0.05)	$11.21	(0.09%) (d)
12/31/2017	$10.18	0.22	1.80	2.02	(0.26)	(0.72)	(0.98)	$11.22	20.14%
12/31/2016 (e)	$10.00	0.19	0.40	0.59	(0.23)	(0.18)	(0.41)	$10.18	5.94% (d)
Institutional Class
06/29/2018(Unaudited)	$10.33	0.06	0.01	0.07	(0.08)	-	(0.08)	$10.32	(0.10%) (d)
12/31/2017	$ 9.47	0.40	1.54	1.94	(0.36)	(0.72)	(1.08)	$10.33	20.76%
12/31/2016	$ 9.06	0.37	0.52	0.89	(0.27)	(0.21)	(0.48)	$ 9.47	9.88%
12/31/2015 (f)	$10.00	0.18	(0.70)	(0.52)	(0.27)	(0.15)	(0.42)	$ 9.06	(5.23%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 67,750	0.47% (i)	0.46% (i)	0.62% (i)	16% (d)
12/31/2017	$ 82,795	0.47%	0.46%	1.68%	22%
12/31/2016	$ 95,070	0.47%	0.47%	2.55%	23%
12/31/2015	$ 1,918	0.36%	0.35%	1.67%	28% (j)
12/31/2014	$ 1,819	0.12%	0.12%	0.80%	49%
12/31/2013	$ 35,614	0.12%	0.12%	2.22%	24%
Service Class
06/29/2018 (Unaudited)	$701,395	0.57% (i)	0.56% (i)	0.63% (i)	16% (d)
12/31/2017	$733,375	0.57%	0.56%	1.82%	22%
12/31/2016	$671,090	0.57%	0.57%	2.36%	23%
12/31/2015	$ 36,770	0.47%	0.47%	1.77%	28% (j)
12/31/2014	$ 23,717	0.22%	0.22%	2.52%	49%
12/31/2013	$ 7,793	0.22%	0.22%	2.52%	24%
Class L
06/29/2018 (Unaudited)	$ 96,275	0.72% (i)	0.71% (i)	0.52% (i)	16% (d)
12/31/2017	$ 93,630	0.72%	0.71%	1.95%	22%
12/31/2016 (e)	$ 58,663	0.72% (i)	0.72% (i)	2.68% (i)	23%
Institutional Class
06/29/2018 (Unaudited)	$ 83,289	0.12% (i)	0.11% (i)	1.22% (i)	16% (d)
12/31/2017	$ 57,098	0.12%	0.11%	3.82%	22%
12/31/2016	$ 11,297	0.12%	0.12%	3.94%	23%
12/31/2015 (f)	$ 9	0.12% (i)	0.11% (i)	2.80% (i)	28% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$12.14	0.05	-	0.05	(0.05)	-	(0.05)	$12.14	0.00% (d)
12/31/2017	$10.50	0.25	1.90	2.15	(0.39)	(0.12)	(0.51)	$12.14	20.59%
12/31/2016 (e)	$10.00	0.26	0.44	0.70	(0.19)	(0.01)	(0.20)	$10.50	7.15% (d)
Service Class
06/29/2018(Unaudited)	$12.17	0.04	-	0.04	(0.04)	-	(0.04)	$12.17	0.00% (d)
12/31/2017	$10.50	0.35	1.81	2.16	(0.37)	(0.12)	(0.49)	$12.17	20.67%
12/31/2016 (e)	$10.00	0.45	0.26	0.71	(0.20)	(0.01)	(0.21)	$10.50	7.16% (d)
Class L
06/29/2018(Unaudited)	$12.15	0.04	-	0.04	(0.04)	-	(0.04)	$12.15	0.00% (d)
12/31/2017	$10.51	0.47	1.67	2.14	(0.38)	(0.12)	(0.50)	$12.15	20.46%
12/31/2016 (e)	$10.00	0.18	0.52	0.70	(0.18)	(0.01)	(0.19)	$10.51	7.05% (d)
Institutional Class
06/29/2018(Unaudited)	$12.19	0.08	(0.01)	0.07	(0.06)	-	(0.06)	$12.20	0.08% (d)
12/31/2017	$10.51	0.34	1.87	2.21	(0.41)	(0.12)	(0.53)	$12.19	21.16%
12/31/2016 (e)	$10.00	1.43	(0.70)	0.73	(0.21)	(0.01)	(0.22)	$10.51	7.45% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 1,708	0.47% (h)	0.47% (h)	0.86% (h)	15% (d)
12/31/2017	$ 1,304	0.47%	0.46%	2.15%	35%
12/31/2016 (e)	$ 1,198	0.47% (h)	0.46% (h)	3.66% (h)	17% (d)
Service Class
06/29/2018 (Unaudited)	$18,963	0.57% (h)	0.57% (h)	0.72% (h)	15% (d)
12/31/2017	$14,786	0.57%	0.57%	2.99%	35%
12/31/2016 (e)	$ 2,637	0.57% (h)	0.56% (h)	6.37% (h)	17% (d)
Class L
06/29/2018 (Unaudited)	$14,975	0.72% (h)	0.72% (h)	0.67% (h)	15% (d)
12/31/2017	$10,409	0.73%	0.72%	3.89%	35%
12/31/2016 (e)	$ 11	0.72% (h)	0.47% (h)	2.69% (h)	17% (d)
Institutional Class
06/29/2018 (Unaudited)	$18,635	0.12% (h)	0.12% (h)	1.27% (h)	15% (d)
12/31/2017	$ 8,929	0.12%	0.12%	2.88%	35%
12/31/2016 (e)	$ 899	0.12% (h)	0.12% (h)	19.78% (h)	17% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$18.35	0.05	-	0.05	(0.05)	-	(0.05)	$18.35	0.00% (d)
12/31/2017	$16.04	0.30	3.01	3.31	(0.29)	(0.71)	(1.00)	$18.35	20.80%
12/31/2016	$15.10	0.42	1.00	1.42	(0.27)	(0.21)	(0.48)	$16.04	9.44%
12/31/2015	$17.45	0.30	(0.71)	(0.41)	(0.25)	(1.69)	(1.94)	$15.10	(2.17%)
12/31/2014	$17.56	0.15	0.79	0.94	(0.07)	(0.98)	(1.05)	$17.45	5.27%
12/31/2013	$15.17	0.44	3.06	3.50	(0.45)	(0.66)	(1.11)	$17.56	23.26%
Service Class
06/29/2018(Unaudited)	$17.83	0.05	-	0.05	(0.05)	-	(0.05)	$17.83	0.00% (d)
12/31/2017	$15.62	0.32	2.88	3.20	(0.28)	(0.71)	(0.99)	$17.83	20.67%
12/31/2016	$14.71	0.37	1.01	1.38	(0.26)	(0.21)	(0.47)	$15.62	9.39%
12/31/2015	$17.05	0.30	(0.71)	(0.41)	(0.24)	(1.69)	(1.93)	$14.71	(2.26%)
12/31/2014	$17.50	0.42	0.48	0.90	(0.37)	(0.98)	(1.35)	$17.05	5.08%
12/31/2013	$15.12	0.38	3.10	3.48	(0.44)	(0.66)	(1.10)	$17.50	23.18%
Class L
06/29/2018(Unaudited)	$11.13	0.03	(0.01)	0.02	(0.06)	-	(0.06)	$11.09	(0.36%) (d)
12/31/2017	$10.12	0.25	1.80	2.05	(0.33)	(0.71)	(1.04)	$11.13	20.53%
12/31/2016 (e)	$10.00	0.19	0.40	0.59	(0.28)	(0.19)	(0.47)	$10.12	5.88% (d)
Institutional Class
06/29/2018(Unaudited)	$10.17	0.06	(0.02)	0.04	(0.09)	-	(0.09)	$10.12	(0.49%) (d)
12/31/2017	$ 9.34	0.44	1.51	1.95	(0.41)	(0.71)	(1.12)	$10.17	21.24%
12/31/2016	$ 8.99	0.42	0.46	0.88	(0.32)	(0.21)	(0.53)	$ 9.34	9.87%
12/31/2015 (f)	$10.00	0.18	(0.74)	(0.56)	(0.29)	(0.16)	(0.45)	$ 8.99	(5.67%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 34,323	0.47% (i)	0.46% (i)	0.59% (i)	17% (d)
12/31/2017	$ 38,953	0.47%	0.46%	1.71%	25%
12/31/2016	$ 41,159	0.47%	0.47%	2.66%	20%
12/31/2015	$ 320	0.36%	0.36%	1.74%	26% (j)
12/31/2014	$ 258	0.12%	0.12%	0.83%	75%
12/31/2013	$ 3,809	0.12%	0.12%	2.58%	40%
Service Class
06/29/2018 (Unaudited)	$292,506	0.57% (i)	0.56% (i)	0.60% (i)	17% (d)
12/31/2017	$287,723	0.57%	0.56%	1.86%	25%
12/31/2016	$244,187	0.57%	0.57%	2.42%	20%
12/31/2015	$ 10,004	0.48%	0.47%	1.84%	26% (j)
12/31/2014	$ 5,713	0.22%	0.22%	2.34%	75%
12/31/2013	$ 2,187	0.22%	0.22%	2.26%	40%
Class L
06/29/2018 (Unaudited)	$ 15,243	0.72% (i)	0.71% (i)	0.48% (i)	17% (d)
12/31/2017	$ 14,498	0.72%	0.71%	2.23%	25%
12/31/2016 (e)	$ 7,380	0.72% (i)	0.71% (i)	2.62% (i)	20%
Institutional Class
06/29/2018 (Unaudited)	$ 38,502	0.12% (i)	0.11% (i)	1.16% (i)	17% (d)
12/31/2017	$ 26,985	0.12%	0.11%	4.30%	25%
12/31/2016	$ 2,797	0.12%	0.12%	4.43%	20%
12/31/2015 (f)	$ 9	0.12% (i)	0.12% (i)	2.71% (i)	26% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Lifetime 2015 Fund, the Great-West Lifetime 2020 Fund, the Great-West Lifetime 2025 Fund, the Great-West Lifetime 2030 Fund, the Great-West Lifetime 2035 Fund, the Great-West Lifetime 2040 Fund, the Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund and the Great-West Lifetime 2055 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Great-West Lifetime 2015 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Semi-Annual Report - June 29, 2018

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. Each Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West Lifetime 2015 Fund	$944,062,217	$39,425,506	$(31,377,951)	$8,047,555
Great-West Lifetime 2020 Fund	167,571,430	1,680,891	(4,029,456)	(2,348,565)
Great-West Lifetime 2025 Fund	1,763,169,595	94,461,348	(56,380,747)	38,080,601
Great-West Lifetime 2030 Fund	161,070,670	2,568,943	(4,016,431)	(1,447,488)
Great-West Lifetime 2035 Fund	1,576,395,789	108,987,777	(43,776,221)	65,211,556
Great-West Lifetime 2040 Fund	104,075,259	1,767,655	(2,735,912)	(968,257)
Great-West Lifetime 2045 Fund	906,394,779	66,787,675	(24,067,897)	42,719,778
Great-West Lifetime 2050 Fund	54,466,875	1,165,003	(1,331,579)	(166,576)
Great-West Lifetime 2055 Fund	373,515,616	21,627,174	(14,411,875)	7,215,299

Semi-Annual Report - June 29, 2018

2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into an shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to Investor Class, Service Class and Class L shareholders and account owners and receives from the Investor Class, Service Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 29, 2018, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	10,963,456	$108,947,612	$ 9,603,824	$11,900,861	$ (266,350)	$(2,936,281)	$1,331,488	$103,714,294	10.90%
Great-West Core Bond Fund Institutional Class	5,392,374	54,019,031	4,737,550	5,697,628	(62,885)	(1,614,455)	765,763	51,389,325	5.40

Semi-Annual Report - June 29, 2018

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
Great-West Inflation-Protected Securities Fund Institutional Class	12,062,103	$ -	$135,211,400	$14,641,803	$ (113,264)	$(1,275,402)	$1,395,795	$119,294,195	12.53%
Great-West Loomis Sayles Bond Fund Institutional Class	4,693,316	46,393,899	3,875,978	5,363,304	(534,798)	(789,399)	953,657	44,117,174	4.63
Great-West Putnam High Yield Bond Institutional Class	4,203,193	41,584,792	3,503,948	4,504,408	(148,305)	(1,116,347)	1,049,678	39,467,985	4.15
Great-West Short Duration Bond Fund Institutional Class	3,694,226	37,828,990	3,047,520	4,551,391	(116,560)	(343,353)	457,064	35,981,766	3.78
Great-West Templeton Global Bond Fund Institutional Class	2,649,209	24,610,760	2,435,540	2,637,708	61,835	(910,111)	509,303	23,498,481	2.47
					(1,180,327)	(8,985,348)	6,462,748	417,463,220	43.86
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	306,973	3,808,862	318,545	464,751	110,634	(68,005)	-	3,594,651	0.38
Great-West Emerging Markets Equity Fund Institutional Class	1,583,290	-	17,035,415	1,276,605	1,761	(1,604,201)	46,997	14,154,609	1.49
Great-West International Growth Fund Institutional Class	2,196,840	11,664,418	12,189,531	1,592,154	120,158	(249,462)	-	22,012,333	2.31
Great-West International Index Fund Institutional Class	4,804,216	51,643,078	5,007,069	5,850,195	599,928	(1,844,995)	-	48,954,957	5.14
Great-West International Value Fund Institutional Class	2,457,552	28,450,274	2,763,253	2,529,810	409,166	(1,748,945)	-	26,934,772	2.83
Great-West Large Cap Growth Fund Institutional Class	3,433,782	42,708,024	3,046,999	8,897,091	369,164	3,282,982	72,430	40,140,914	4.22
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	521,232	4,717,091	342,210	667,662	3,989	38,831	10,086	4,430,470	0.47
Great-West Mid Cap Value Fund Institutional Class	1,462,217	15,281,353	1,084,901	1,879,506	1,076	(69,284)	78,981	14,417,464	1.52
Great-West Putnam Equity Income Fund Institutional Class	2,096,077	22,275,275	1,766,848	2,685,237	123,571	(207,469)	144,507	21,149,417	2.22
Great-West Real Estate Index Fund Institutional Class	1,340,279	12,601,936	1,830,460	2,718,340	(317,162)	321,648	186,958	12,035,704	1.27
Great-West S&P 500® Index Fund Institutional Class	7,291,497	87,141,975	7,143,810	10,679,569	2,385,270	(1,066,469)	1,048,900	82,539,747	8.67
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,429,583	37,431,138	2,667,836	5,651,947	220,897	774,794	281,372	35,221,821	3.70
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,636,788	18,366,860	1,240,805	3,151,235	806,134	713,479	122,630	17,169,909	1.80
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,410,698	22,284,424	1,935,681	2,906,138	(203,135)	(148,042)	288,986	21,165,925	2.22
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,897,393	18,375,466	1,193,767	3,528,854	(248,216)	1,187,950	1,249	17,228,329	1.81
					4,383,235	(687,188)	2,283,096	381,151,022	40.05
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	83,871,970	88,157,156	5,887,044	10,820,091	-	-	647,861	83,871,970	8.81
					0	0	647,861	83,871,970	8.81
				Total	$ 3,202,908	$(9,672,536)	$9,393,705	$882,486,212	92.72%

Semi-Annual Report - June 29, 2018

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,960,534	$12,390,953	$ 8,332,250	$1,760,298	$ (23,601)	$ (416,253)	$ 219,095	$ 18,546,652	11.23%
Great-West Core Bond Fund Institutional Class	958,491	6,106,850	4,115,823	847,877	(7,752)	(240,373)	125,436	9,134,423	5.53
Great-West Inflation-Protected Securities Fund Institutional Class	1,557,118	-	17,006,809	1,475,818	(10,304)	(131,096)	178,741	15,399,895	9.33
Great-West Loomis Sayles Bond Fund Institutional Class	822,105	5,166,122	3,486,502	694,165	5,972	(230,676)	165,765	7,727,783	4.68
Great-West Putnam High Yield Bond Institutional Class	698,620	4,391,242	2,969,834	600,994	(5,498)	(200,037)	173,149	6,560,045	3.97
Great-West Short Duration Bond Fund Institutional Class	487,257	3,173,913	2,080,545	460,010	(3,467)	(48,567)	55,609	4,745,881	2.87
Great-West Templeton Global Bond Fund Institutional Class	442,727	2,628,504	1,876,954	426,074	(2,908)	(152,393)	84,485	3,926,991	2.38
					(47,558)	(1,419,395)	1,002,280	66,041,670	39.99
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	59,005	464,163	309,837	75,469	8,667	(7,585)	-	690,946	0.42
Great-West Emerging Markets Equity Fund Institutional Class	341,416	-	3,672,545	302,320	(3,653)	(317,962)	10,027	3,052,263	1.85
Great-West International Growth Fund Institutional Class	444,636	1,494,120	3,233,258	196,600	34,722	(75,520)	-	4,455,258	2.70
Great-West International Index Fund Institutional Class	971,469	6,626,884	4,484,381	751,984	135,000	(460,014)	-	9,899,267	5.99
Great-West International Value Fund Institutional Class	497,265	3,651,846	2,589,012	442,037	75,410	(348,800)	-	5,450,021	3.30
Great-West Large Cap Growth Fund Institutional Class	663,848	5,213,062	3,162,413	933,148	209,576	318,063	13,831	7,760,390	4.70
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	110,155	629,642	415,402	128,500	(12,720)	19,775	2,111	936,319	0.57
Great-West Mid Cap Value Fund Institutional Class	282,314	1,868,821	1,214,374	290,297	(8,555)	(9,284)	15,129	2,783,613	1.69
Great-West Putnam Equity Income Fund Institutional Class	402,509	2,719,032	1,808,439	402,446	24,838	(63,709)	27,599	4,061,317	2.46
Great-West Real Estate Index Fund Institutional Class	236,875	1,408,538	1,022,063	376,735	(27,429)	73,269	32,603	2,127,135	1.29
Great-West S&P 500® Index Fund Institutional Class	1,405,640	10,662,840	6,976,133	1,604,520	219,976	(122,613)	200,766	15,911,840	9.63
Great-West S&P Mid Cap 400® Index Fund Institutional Class	662,982	4,575,187	2,922,174	803,884	33,484	115,347	53,867	6,808,824	4.12
Great-West S&P Small Cap 600® Index Fund Institutional Class	348,576	2,463,761	1,522,481	585,121	20,622	255,444	25,794	3,656,565	2.21
Great-West T. Rowe Price Equity Income Fund Institutional Class	462,821	2,718,869	1,846,979	417,441	524	(84,835)	55,158	4,063,572	2.46
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	367,395	2,243,035	1,387,389	389,820	27,204	95,339	239	3,335,943	2.02
					737,666	(613,085)	437,124	74,993,273	45.41

Semi-Annual Report - June 29, 2018

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	11,064,047	$ 7,397,749	$ 4,689,298	$1,095,489	$ -	$ -	$ 72,489	$ 11,064,047	6.70%
					0	0	72,489	11,064,047	6.70
				Total	$690,108	$(2,032,480)	$1,511,893	$152,098,990	92.10%
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	20,158,140	$195,656,509	$ 16,719,068	$16,338,944	$ (412,523)	$ (5,340,623)	$ 2,424,645	$ 190,696,010	10.59%
Great-West Core Bond Fund Institutional Class	9,815,008	96,062,640	8,215,629	7,766,231	(116,785)	(2,975,015)	1,380,772	93,537,023	5.19
Great-West Inflation-Protected Securities Fund Institutional Class	11,388,190	-	124,546,884	10,716,074	(81,494)	(1,201,614)	1,315,168	112,629,196	6.25
Great-West Loomis Sayles Bond Fund Institutional Class	8,328,021	80,456,105	6,566,712	7,093,015	(685,205)	(1,646,399)	1,690,301	78,283,403	4.35
Great-West Putnam High Yield Bond Institutional Class	6,764,644	65,407,420	5,494,283	5,575,375	(214,891)	(1,806,320)	1,688,098	63,520,008	3.53
Great-West Short Duration Bond Fund Institutional Class	3,674,172	36,769,032	2,850,564	3,466,599	(83,371)	(366,565)	450,609	35,786,432	1.99
Great-West Templeton Global Bond Fund Institutional Class	4,302,907	39,045,595	3,962,922	3,691,646	(236,245)	(1,150,089)	827,106	38,166,782	2.12
					(1,830,514)	(14,486,625)	9,776,699	612,618,854	34.02
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	734,569	8,897,285	584,156	819,308	159,740	(60,333)	-	8,601,800	0.48
Great-West Emerging Markets Equity Fund Institutional Class	4,674,399	-	49,102,002	2,613,469	1,395	(4,699,404)	138,706	41,789,129	2.32
Great-West International Growth Fund Institutional Class	5,806,712	30,128,227	31,638,922	3,202,619	41,154	(381,271)	-	58,183,259	3.23
Great-West International Index Fund Institutional Class	12,732,833	133,425,011	12,292,124	11,693,968	993,908	(4,275,597)	-	129,747,570	7.21
Great-West International Value Fund Institutional Class	6,507,667	73,446,148	6,243,472	4,207,813	642,017	(4,157,773)	-	71,324,034	3.96
Great-West Large Cap Growth Fund Institutional Class	8,235,803	100,040,127	5,498,158	15,500,878	2,429,731	6,239,131	173,758	96,276,538	5.35
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,489,327	13,155,247	841,464	1,309,457	155,671	(27,971)	28,832	12,659,283	0.70
Great-West Mid Cap Value Fund Institutional Class	3,497,888	35,672,679	2,225,715	3,293,917	(38,056)	(115,304)	188,816	34,489,173	1.92
Great-West Putnam Equity Income Fund Institutional Class	5,023,803	52,149,345	3,534,422	4,797,218	2,560	(196,378)	346,168	50,690,171	2.82
Great-West Real Estate Index Fund Institutional Class	2,624,835	24,012,578	3,251,288	4,292,571	(556,354)	599,720	364,548	23,571,015	1.31

Semi-Annual Report - June 29, 2018

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	17,408,526	$203,108,219	$ 14,109,071	$16,562,730	$ 6,716,606	$ (3,590,050)	$ 2,503,611	$ 197,064,510	10.94%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,210,918	87,556,652	5,355,508	10,038,688	925,216	1,452,662	673,800	84,326,133	4.68
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,683,926	51,343,678	2,975,994	8,564,654	961,274	3,379,370	351,249	49,134,388	2.73
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,775,792	52,152,576	4,066,857	5,275,987	(591,289)	(231,991)	692,295	50,711,455	2.82
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,532,867	42,888,006	2,303,248	6,805,567	(565,158)	2,772,743	2,985	41,158,430	2.29
					11,278,415	(3,292,446)	5,464,768	949,726,888	52.76
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	83,493,233	85,767,290	5,440,332	8,350,897	-	-	636,508	83,493,233	4.64
					0	0	636,508	83,493,233	4.64
				Total	$ 9,447,901	$(17,779,071)	$15,877,975	$1,645,838,975	91.42%
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,462,285	$ 8,774,929	$6,788,109	$1,422,201	$ (21,958)	$ (307,621)	$ 164,733	$ 13,833,216	8.67%
Great-West Core Bond Fund Institutional Class	711,837	4,306,329	3,334,621	679,302	(7,682)	(177,840)	93,884	6,783,808	4.25
Great-West Inflation-Protected Securities Fund Institutional Class	569,816	-	6,288,406	605,767	(4,725)	(47,158)	65,702	5,635,481	3.53
Great-West Loomis Sayles Bond Fund Institutional Class	598,712	3,574,564	2,773,957	550,715	4,190	(148,489)	121,323	5,649,317	3.54
Great-West Putnam High Yield Bond Institutional Class	469,203	2,807,365	2,172,881	438,212	(4,035)	(136,214)	116,878	4,405,820	2.76
Great-West Short Duration Bond Fund Institutional Class	193,694	1,197,740	906,778	198,840	(1,816)	(19,099)	22,277	1,886,579	1.18
Great-West Templeton Global Bond Fund Institutional Class	301,517	1,702,546	1,374,454	293,767	1,997	(108,780)	57,888	2,674,453	1.68
					(34,029)	(945,201)	642,685	40,868,674	25.61
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	76,012	567,321	407,830	75,509	9,395	(9,545)	-	890,097	0.56
Great-West Emerging Markets Equity Fund Institutional Class	534,530	-	5,682,585	407,162	(10,438)	(496,727)	15,713	4,778,696	2.99
Great-West International Growth Fund Institutional Class	623,323	1,999,666	4,603,289	252,318	42,726	(104,943)	-	6,245,694	3.91
Great-West International Index Fund Institutional Class	1,362,823	8,840,318	6,570,162	894,304	154,070	(629,013)	-	13,887,163	8.70

Semi-Annual Report - June 29, 2018

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	696,969	$ 4,868,023	$3,700,713	$ 462,962	$ 75,461	$ (466,995)	$ -	$ 7,638,779	4.79%
Great-West Large Cap Growth Fund Institutional Class	845,896	6,322,386	3,981,391	851,904	213,660	436,648	17,688	9,888,521	6.20
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	166,374	930,829	627,589	171,028	(17,635)	26,786	3,198	1,414,177	0.89
Great-West Mid Cap Value Fund Institutional Class	358,453	2,308,797	1,542,251	299,715	(9,130)	(16,988)	19,287	3,534,345	2.22
Great-West Putnam Equity Income Fund Institutional Class	512,226	3,305,030	2,312,222	368,288	22,573	(80,602)	35,274	5,168,362	3.24
Great-West Real Estate Index Fund Institutional Class	235,151	1,336,540	1,043,273	341,094	(26,608)	72,942	32,683	2,111,661	1.32
Great-West S&P 500® Index Fund Institutional Class	1,779,970	12,848,793	8,752,552	1,348,989	189,436	(103,091)	255,391	20,149,265	12.63
Great-West S&P Mid Cap 400® Index Fund Institutional Class	843,956	5,580,182	3,714,354	767,749	37,318	140,637	68,802	8,667,424	5.43
Great-West S&P Small Cap 600® Index Fund Institutional Class	524,482	3,585,923	2,308,499	780,023	21,621	387,414	38,936	5,501,813	3.45
Great-West T. Rowe Price Equity Income Fund Institutional Class	588,780	3,340,233	2,339,450	395,026	(244)	(115,164)	70,508	5,169,493	3.24
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	467,627	2,770,250	1,717,281	360,430	31,387	118,951	305	4,246,052	2.66
					733,592	(839,690)	557,785	99,291,542	62.23
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,380,398	2,780,093	2,027,757	456,219	-	-	28,767	4,380,398	2.74
					0	0	28,767	4,380,398	2.74
				Total	$699,563	$(1,784,891)	$1,229,237	$144,540,614	90.58%
Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	10,735,508	$103,558,309	$10,599,305	$ 9,991,645	$ (444,777)	$ (2,608,059)	$ 1,292,122	$ 101,557,910	6.19%
Great-West Core Bond Fund Institutional Class	5,229,578	50,850,570	5,236,969	4,730,523	(122,390)	(1,519,137)	736,057	49,837,878	3.04
Great-West Inflation-Protected Securities Fund Institutional Class	2,671,311	-	29,407,430	2,707,861	(21,399)	(280,304)	310,427	26,419,265	1.61
Great-West Loomis Sayles Bond Fund Institutional Class	4,369,024	41,932,678	4,065,318	3,930,085	(229,309)	(999,085)	891,439	41,068,826	2.50
Great-West Putnam High Yield Bond Institutional Class	3,332,272	32,005,613	3,102,988	2,861,195	(43,880)	(957,376)	835,420	31,290,030	1.91
Great-West Short Duration Bond Fund Institutional Class	982,022	9,762,281	903,285	997,296	(16,542)	(103,378)	120,429	9,564,892	0.58

Semi-Annual Report - June 29, 2018

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
Great-West Templeton Global Bond Fund Institutional Class	2,151,167	$ 19,422,788	$ 2,220,350	$ 2,002,488	$ (136,483)	$ (559,801)	$ 414,696	$ 19,080,849	1.16%
					(1,014,780)	(7,027,140)	4,600,590	278,819,650	16.99
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	867,917	10,429,391	631,917	830,089	179,204	(67,913)	-	10,163,306	0.62
Great-West Emerging Markets Equity Fund Institutional Class	6,777,239	-	71,216,505	3,836,891	(3,115)	(6,791,093)	201,740	60,588,521	3.69
Great-West International Growth Fund Institutional Class	7,546,229	38,803,913	40,910,793	3,580,216	54,096	(521,274)	-	75,613,216	4.61
Great-West International Index Fund Institutional Class	16,536,452	172,377,125	15,092,652	12,259,048	2,335,011	(6,704,284)	-	168,506,445	10.27
Great-West International Value Fund Institutional Class	8,455,743	94,917,551	8,509,292	5,244,454	898,819	(5,507,442)	-	92,674,947	5.65
Great-West Large Cap Growth Fund Institutional Class	9,757,371	117,845,708	5,839,872	16,428,897	3,375,585	6,806,980	206,366	114,063,664	6.95
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,072,303	18,223,304	1,076,095	1,898,718	(43,464)	213,895	40,202	17,614,576	1.07
Great-West Mid Cap Value Fund Institutional Class	4,160,761	42,205,628	2,467,832	3,685,970	(233,607)	37,610	225,228	41,025,100	2.50
Great-West Putnam Equity Income Fund Institutional Class	5,937,024	61,310,954	3,852,459	4,772,201	225,894	(486,644)	410,838	59,904,568	3.65
Great-West Real Estate Index Fund Institutional Class	2,443,231	22,292,057	3,284,112	4,287,310	(587,004)	651,357	342,611	21,940,216	1.34
Great-West S&P 500® Index Fund Institutional Class	20,589,486	238,916,786	14,888,507	15,164,393	9,133,738	(5,567,919)	2,969,873	233,072,981	14.20
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,736,546	103,089,993	5,716,145	9,812,039	1,774,618	1,000,233	800,646	99,994,332	6.09
Great-West S&P Small Cap 600® Index Fund Institutional Class	6,525,324	71,129,784	3,834,635	12,133,784	389,157	5,620,014	490,518	68,450,649	4.17
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,823,648	61,347,920	4,427,756	5,513,121	(647,518)	(350,923)	821,535	59,911,632	3.65
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,381,990	50,604,203	2,388,894	7,339,916	(636,172)	3,215,286	3,553	48,868,467	2.98
					16,215,242	(8,452,117)	6,513,110	1,172,392,620	71.44
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	22,260,804	22,716,806	1,757,441	2,382,401	-	-	168,958	22,260,804	1.36
					0	0	168,958	22,260,804	1.36
				Total	$15,200,462	$(15,479,257)	$11,282,658	$1,473,473,074	89.79%

Semi-Annual Report - June 29, 2018

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	451,026	$2,605,963	$2,308,212	$ 560,057	$ (10,624)	$ (87,415)	$ 50,344	$ 4,266,703	4.14%
Great-West Core Bond Fund Institutional Class	219,810	1,280,789	1,137,058	271,493	(3,993)	(51,569)	28,733	2,094,785	2.03
Great-West Inflation-Protected Securities Fund Institutional Class	60,921	-	690,763	83,510	(577)	(4,744)	6,978	602,509	0.58
Great-West Loomis Sayles Bond Fund Institutional Class	182,277	1,046,032	930,669	213,574	139	(45,777)	36,653	1,717,350	1.67
Great-West Putnam High Yield Bond Institutional Class	134,731	773,447	690,278	161,787	(2,677)	(36,810)	33,297	1,265,128	1.23
Great-West Short Duration Bond Fund Institutional Class	25,521	152,065	131,536	32,735	(399)	(2,296)	2,911	248,571	0.24
Great-West Templeton Global Bond Fund Institutional Class	88,637	480,674	442,312	106,120	(1,023)	(30,652)	16,878	786,215	0.76
					(19,154)	(259,263)	175,794	10,981,261	10.65
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	57,911	417,750	323,196	56,585	5,818	(6,223)	-	678,138	0.66
Great-West Emerging Markets Equity Fund Institutional Class	500,568	-	5,283,437	340,014	(7,131)	(468,342)	14,709	4,475,081	4.34
Great-West International Growth Fund Institutional Class	527,331	1,626,901	3,974,446	227,220	37,613	(90,267)	-	5,283,860	5.13
Great-West International Index Fund Institutional Class	1,153,126	7,225,124	5,948,355	867,192	146,572	(555,936)	-	11,750,351	11.40
Great-West International Value Fund Institutional Class	588,756	3,973,359	3,364,312	478,401	75,426	(406,506)	-	6,452,764	6.26
Great-West Large Cap Growth Fund Institutional Class	654,122	4,715,099	3,343,627	743,509	166,870	331,471	13,635	7,646,688	7.42
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	148,550	795,445	598,320	154,792	(15,488)	23,704	2,849	1,262,677	1.23
Great-West Mid Cap Value Fund Institutional Class	276,395	1,708,309	1,281,294	253,480	(9,554)	(10,866)	14,838	2,725,257	2.64
Great-West Putnam Equity Income Fund Institutional Class	395,218	2,456,785	1,880,543	291,832	13,001	(57,745)	27,153	3,987,751	3.87
Great-West Real Estate Index Fund Institutional Class	156,549	852,903	748,686	246,888	(19,314)	51,108	21,538	1,405,809	1.36
Great-West S&P 500® Index Fund Institutional Class	1,377,144	9,601,863	7,263,419	1,192,982	151,240	(83,033)	196,990	15,589,267	15.13
Great-West S&P Mid Cap 400® Index Fund Institutional Class	650,357	4,129,210	3,075,124	636,791	23,589	111,624	52,891	6,679,167	6.48
Great-West S&P Small Cap 600® Index Fund Institutional Class	473,020	3,098,020	2,156,454	633,632	24,491	341,137	35,010	4,961,979	4.81
Great-West T. Rowe Price Equity Income Fund Institutional Class	454,839	2,472,639	1,937,507	332,033	(3,963)	(84,629)	54,276	3,993,483	3.87
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	360,820	2,049,193	1,461,275	328,313	19,228	94,094	235	3,276,249	3.18
					608,398	(810,409)	434,124	80,168,521	77.78

Semi-Annual Report - June 29, 2018

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	585,615	$ 361,074	$ 301,929	$ 81,207	$ -	$ -	$ 3,819	$ 585,615	0.57%
					0	0	3,819	585,615	0.57
				Total	$589,244	$(1,069,672)	$613,737	$91,735,397	89.00%
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,154,423	$ 30,079,968	$ 3,783,782	$3,284,078	$ (150,755)	$ (738,833)	$ 377,755	$ 29,840,839	3.14%
Great-West Core Bond Fund Institutional Class	1,538,754	14,798,239	1,865,718	1,564,136	(44,149)	(435,492)	215,583	14,664,329	1.55
Great-West Inflation-Protected Securities Fund Institutional Class	116,452	-	1,294,768	131,032	(993)	(12,024)	13,448	1,151,712	0.12
Great-West Loomis Sayles Bond Fund Institutional Class	1,263,337	11,992,957	1,415,322	1,245,938	(66,752)	(286,970)	256,453	11,875,371	1.25
Great-West Putnam High Yield Bond Institutional Class	915,548	8,704,642	1,033,334	892,446	(25,959)	(248,536)	228,619	8,596,994	0.91
Great-West Short Duration Bond Fund Institutional Class	98,277	966,931	110,930	110,204	(1,503)	(10,442)	12,004	957,215	0.10
Great-West Templeton Global Bond Fund Institutional Class	601,888	5,400,032	713,866	617,246	(36,616)	(157,904)	115,670	5,338,748	0.56
					(326,727)	(1,890,201)	1,219,532	72,425,208	7.63
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	541,564	6,474,528	384,870	485,635	100,681	(32,049)	-	6,341,714	0.67
Great-West Emerging Markets Equity Fund Institutional Class	5,089,673	-	53,188,960	2,581,226	(6,542)	(5,106,061)	151,434	45,501,673	4.80
Great-West International Growth Fund Institutional Class	5,139,567	26,222,584	27,884,303	2,289,974	(5,527)	(318,455)	-	51,498,458	5.43
Great-West International Index Fund Institutional Class	11,253,869	116,354,925	10,103,300	7,813,798	980,873	(3,967,497)	-	114,676,930	12.09
Great-West International Value Fund Institutional Class	5,753,161	64,053,305	5,757,084	3,130,326	482,914	(3,625,416)	-	63,054,647	6.65
Great-West Large Cap Growth Fund Institutional Class	6,042,956	72,471,558	3,780,425	9,848,431	2,049,900	4,238,605	127,736	70,642,157	7.45
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,485,995	12,947,964	829,860	1,355,550	(87,894)	208,680	28,820	12,630,954	1.33
Great-West Mid Cap Value Fund Institutional Class	2,578,125	25,917,040	1,621,988	2,143,212	(149,708)	24,494	139,496	25,420,310	2.68
Great-West Putnam Equity Income Fund Institutional Class	3,692,222	37,793,748	2,358,893	2,606,183	128,310	(291,942)	254,952	37,254,516	3.93
Great-West Real Estate Index Fund Institutional Class	1,467,767	13,177,393	2,133,148	2,444,567	(281,354)	314,578	203,856	13,180,552	1.39

Semi-Annual Report - June 29, 2018

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	12,812,791	$147,573,813	$ 9,264,786	$8,857,718	$5,144,453	$(2,940,087)	$1,846,288	$145,040,794	15.29%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,041,544	63,506,715	3,644,590	5,801,747	1,011,317	697,098	496,569	62,046,656	6.54
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,684,544	50,644,867	2,793,448	8,313,513	278,613	4,016,067	351,913	49,140,869	5.18
Great-West T. Rowe Price Equity Income Fund Institutional Class	4,245,599	37,794,612	2,785,688	3,004,537	(323,704)	(299,403)	509,859	37,276,360	3.93
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,338,630	31,126,642	1,464,479	4,234,045	(365,395)	1,957,681	2,203	30,314,757	3.19
					8,956,937	(5,123,707)	4,113,126	764,021,347	80.55
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	2,104,180	2,127,040	211,073	249,815	-	-	15,882	2,104,180	0.22
					0	0	15,882	2,104,180	0.22
				Total	$8,630,210	$(7,013,908)	$5,348,540	$838,550,735	88.40%
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	164,368	$1,007,278	$ 744,130	$163,142	$ (2,399)	$ (33,342)	$ 18,216	$ 1,554,924	2.87%
Great-West Core Bond Fund Institutional Class	80,082	494,807	366,175	78,498	(870)	(19,302)	10,395	763,182	1.41
Great-West Loomis Sayles Bond Fund Institutional Class	66,193	402,881	298,547	60,887	479	(19,120)	13,337	621,421	1.15
Great-West Putnam High Yield Bond Institutional Class	47,592	289,787	215,751	45,514	(765)	(13,132)	11,787	446,892	0.82
Great-West Short Duration Bond Fund Institutional Class	3,355	21,197	15,149	3,378	(58)	(297)	380	32,671	0.06
Great-West Templeton Global Bond Fund Institutional Class	32,501	186,986	144,724	32,202	(123)	(11,224)	6,200	288,284	0.53
					(3,736)	(96,417)	60,315	3,707,374	6.84
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	30,529	232,893	144,712	18,111	2,583	(2,001)	-	357,493	0.66
Great-West Emerging Markets Equity Fund Institutional Class	315,036	-	3,277,413	170,313	(1,986)	(290,676)	9,252	2,816,424	5.19
Great-West International Growth Fund Institutional Class	300,073	980,322	2,143,996	75,912	14,151	(41,677)	-	3,006,729	5.54
Great-West International Index Fund Institutional Class	656,008	4,350,877	2,903,592	300,232	56,260	(269,517)	-	6,684,720	12.32
Great-West International Value Fund Institutional Class	335,437	2,394,173	1,670,836	176,669	31,633	(211,945)	-	3,676,395	6.77

Semi-Annual Report - June 29, 2018

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
Great-West Large Cap Growth Fund Institutional Class	340,164	$2,591,701	$1,439,901	$252,444	$ 66,368	$ 197,357	$ 7,087	$ 3,976,514	7.33%
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	89,205	502,796	304,869	60,162	(5,471)	10,744	1,709	758,247	1.40
Great-West Mid Cap Value Fund Institutional Class	144,008	937,463	570,710	80,224	(1,365)	(8,034)	7,729	1,419,915	2.62
Great-West Putnam Equity Income Fund Institutional Class	205,445	1,350,469	844,709	95,983	6,948	(26,251)	14,121	2,072,944	3.82
Great-West Real Estate Index Fund Institutional Class	84,150	485,040	353,920	106,557	(7,612)	23,268	11,592	755,671	1.39
Great-West S&P 500® Index Fund Institutional Class	716,156	5,279,195	3,220,070	381,907	58,953	(10,476)	102,487	8,106,882	14.93
Great-West S&P Mid Cap 400® Index Fund Institutional Class	338,703	2,271,240	1,344,031	195,581	12,377	58,786	27,527	3,478,476	6.41
Great-West S&P Small Cap 600® Index Fund Institutional Class	283,207	1,954,550	1,083,135	271,514	10,874	204,666	20,926	2,970,837	5.47
Great-West T. Rowe Price Equity Income Fund Institutional Class	236,201	1,357,776	868,049	109,367	1,285	(42,609)	28,225	2,073,849	3.82
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	187,948	1,124,889	630,975	101,019	9,242	51,719	122	1,706,564	3.14
					254,240	(356,646)	230,777	43,861,660	80.81
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	70,730	45,917	31,555	7,196	-	-	454	70,730	0.13
					0	0	454	70,730	0.13
				Total	$250,504	$(453,063)	$291,546	$47,639,764	87.78%
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,087,314	$ 9,833,219	$ 1,858,771	$1,166,510	$ (55,563)	$ (239,494)	$ 128,028	$ 10,285,986	2.70%
Great-West Core Bond Fund Institutional Class	528,939	4,824,555	910,347	554,468	(19,940)	(139,645)	72,874	5,040,789	1.33
Great-West Loomis Sayles Bond Fund Institutional Class	437,812	3,940,575	709,189	427,012	(13,965)	(107,325)	88,427	4,115,428	1.08
Great-West Putnam High Yield Bond Institutional Class	314,700	2,835,689	503,005	292,242	(1,992)	(91,415)	78,154	2,955,037	0.78
Great-West Short Duration Bond Fund Institutional Class	19,727	184,115	31,843	21,816	(339)	(1,998)	2,370	192,144	0.05
Great-West Templeton Global Bond Fund Institutional Class	228,835	1,950,891	363,661	220,719	(10,730)	(64,067)	43,737	2,029,766	0.53
					(102,529)	(643,944)	413,590	24,619,150	6.47

Semi-Annual Report - June 29, 2018

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	207,577	$ 2,356,084	$ 264,979	$ 180,165	$ 34,262	$ (10,177)	$ -	$ 2,430,721	0.64%
Great-West Emerging Markets Equity Fund Institutional Class	2,342,536	-	24,423,129	1,177,060	(15,009)	(2,303,798)	69,479	20,942,271	5.50
Great-West International Growth Fund Institutional Class	2,140,509	10,388,365	12,003,187	820,407	(14,667)	(123,248)	-	21,447,897	5.63
Great-West International Index Fund Institutional Class	4,694,953	46,072,042	6,273,246	3,119,472	118,330	(1,384,242)	-	47,841,574	12.57
Great-West International Value Fund Institutional Class	2,398,644	25,343,193	3,832,411	1,398,949	194,416	(1,487,521)	-	26,289,134	6.91
Great-West Large Cap Growth Fund Institutional Class	2,307,951	26,284,474	1,946,445	2,933,530	627,714	1,682,563	48,589	26,979,952	7.09
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	644,545	5,338,660	595,106	490,422	17,471	35,292	12,473	5,478,636	1.44
Great-West Mid Cap Value Fund Institutional Class	982,790	9,391,384	994,394	664,769	(12,757)	(30,702)	53,027	9,690,307	2.55
Great-West Putnam Equity Income Fund Institutional Class	1,407,955	13,696,645	1,435,941	849,407	9,851	(76,909)	96,920	14,206,270	3.73
Great-West Real Estate Index Fund Institutional Class	598,615	5,084,274	1,127,668	984,881	(116,228)	148,501	82,681	5,375,562	1.41
Great-West S&P 500® Index Fund Institutional Class	4,887,088	53,455,507	5,247,608	3,046,298	1,116,238	(334,985)	702,015	55,321,832	14.54
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,304,350	23,011,941	2,221,062	2,019,853	185,744	452,525	188,849	23,665,675	6.22
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,044,370	20,986,983	1,743,727	2,952,249	158,088	1,666,982	153,107	21,445,443	5.63
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,619,932	13,697,344	1,592,346	968,563	(140,467)	(98,128)	193,798	14,222,999	3.74
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,272,732	11,267,961	913,834	1,325,743	(120,775)	700,358	837	11,556,410	3.04
					2,042,211	(1,163,489)	1,601,775	306,894,683	80.64
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	499,397	478,707	73,835	56,821	-	-	3,676	499,397	0.13
					0	0	3,676	499,397	0.13
				Total	$1,939,682	$(1,807,433)	$2,019,041	$332,013,230	87.24%
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Lifetime 2015 Fund	$237,976,606	$282,464,698
Great-West Lifetime 2020 Fund	89,092,635	32,846,090
Great-West Lifetime 2025 Fund	337,799,694	382,861,017

Semi-Annual Report - June 29, 2018

	Purchases	Sales
Great-West Lifetime 2030 Fund	84,308,494	25,255,190
Great-West Lifetime 2035 Fund	262,892,600	304,237,221
Great-West Lifetime 2040 Fund	56,750,251	16,510,980
Great-West Lifetime 2045 Fund	152,260,128	171,197,942
Great-West Lifetime 2050 Fund	26,362,218	7,170,850
Great-West Lifetime 2055 Fund	77,815,805	65,081,302
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund, and Great-West Lifetime 2055 Fund (each a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for the Investor Class and Institutional Class shares of each Fund (Investor Class, through April 30, 2015, as applicable) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three- and five-year periods ended December 31, 2017, as applicable. Given the April 29, 2016 inception date of the Great-West Lifetime 2020 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2040 Fund, and Great-West Lifetime 2050 Fund, this information included one-year returns only. In evaluating the performance of each Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index and to a peer group of funds.
For the Great-West Lifetime 2015 Fund, the Board noted that the Fund’s Investor Class was in the third, second and second quartiles, respectively, and the Institutional Class was in the second, first and second quartiles, respectively, of its peer group for the one-, three- and five-year periods ended December 31, 2017. The Board also noted that, with the exception of the Investor Class for the one-year period, the Fund outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017.
For the Great-West Lifetime 2020 Fund, the Board noted that the Fund’s Institutional Class outperformed its benchmark index for the one-year period ended December 31, 2017 and was in the second quartile of its peer group for the same period. The Fund’s Investor Class underperformed its benchmark index and was in the third quartile of its peer group for the one-year period.
For the Great-West Lifetime 2025 Fund, the Board noted that the Fund’s Investor Class was in the third, second and first quartiles, respectively, of its peer group for the one-, three- and five-year periods ended December 31, 2017, and the Fund’s Institutional Class was in the third, first and first quartiles, respectively, for the same periods. The Board also noted that, with the exception of the Investor Class for the one-year period ended December 31, 2017, the Fund outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017.
For the Great-West Lifetime 2030 Fund, the Board noted that the Fund was in the third quartile of its peer group for the one-year period ended December 31, 2017. The Fund’s Institutional Class outperformed its benchmark index and the Investor Class underperformed its benchmark index for the same period.
For the Great-West Lifetime 2035 Fund, the Board noted that the Fund’s Investor Class was in the third, second and first quartiles, respectively, of its peer group for the one-, three- and five-year periods ended December 31, 2017, and the Fund’s Institutional Class was in the third, first and first quartiles, respectively, for the same periods. The Board also noted that the Fund’s Institutional Class outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017 and the Investor Class outperformed its benchmark index for the five-year period but underperformed in the one- and three-year periods.
For the Great-West Lifetime 2040 Fund, the Board noted that the Fund underperformed its benchmark index for the one-year period ended December 31, 2017. The Board also noted that the Fund’s Institutional Class was in the second quartile and Investor Class was in the third quartile of its peer group for the same period.

For the Great-West Lifetime 2045 Fund, the Board noted that the Fund’s Investor Class was in the third, second and second quartiles, respectively, of its peer group for the one-, three- and five-year periods ended December 31, 2017, and the Fund’s Institutional Class was in the second, first and first quartiles, respectively, for the same periods. The Board also noted that the Fund’s Institutional Class outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017 and the Investor Class outperformed its benchmark index for the five-year period but underperformed its benchmark in the one- and three-year periods.
For the Great-West Lifetime 2050 Fund, the Board noted that the Fund’s Institutional Class outperformed its benchmark index for the one-year period ended December 31, 2017 and was in the second quartile of its peer group for the same period. The Fund’s Investor Class underperformed the benchmark index and was in the third quartile of its peer group for the one-year period.
For the Great-West Lifetime 2055 Fund, the Board noted that the Fund’s Investor Class was in the third, second and second quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2017, respectively, and the Fund’s Institutional Class was in the second, first and second quartiles, respectively, for the same periods. The Board also noted that the Fund’s Institutional Class outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2017, and the Investor Class outperformed the benchmark index for the five-year period but underperformed its benchmark in the one- and three-year periods.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fees payable by the Funds. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to reduce its management fee by a stated amount with respect to each Fund’s investments in a fixed income contract issued and guaranteed by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”), and with respect to certain of the Fund’s investments in unaffiliated underlying funds.
In evaluating the management fee and total expense ratio of each Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered for each Class (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
For the Great-West Lifetime 2015 Fund, the Board noted that, although the Fund’s Contractual Management Fee for each Class was greater than the average and median contractual management fee of its respective peer group of funds, the Fund’s total annual operating expense ratio for each Class was in the second quartile of its respective peer group and the Institutional Class was below the average and median expense ratio of its peer group and peer universe of funds. The Investor Class was lower than the median of its peer group, higher than the average of its peer group and higher than the average and median of the peer universe.
For the Great-West Lifetime 2020 Fund, the Board noted that, although the Fund’s Contractual Management Fee was the same as (Investor Class) or higher than (Institutional Class) the median contractual management fee of its respective peer group of funds, for each Class the Contractual Management Fee was lower than the average of its respective peer group. The Board also noted that the Fund’s Investor Class total annual operating expense ratio was in the second quartile of its peer group and was below the average and median expense ratio of its peer group but higher than the average and median of the peer universe of funds. The Fund’s Institutional Class total annual operating expense ratio was in the first quartile of its peer group and below the average and median of its peer group and peer universe.
For the Great-West Lifetime 2025 Fund, the Board noted that, although the Fund’s Contractual Management Fee for each Class was greater than the average and median contractual management fee of its respective peer group of funds, the Fund’s total annual operating expense ratio was in the first quartile (Institutional Class) or second quartile (Investor Class) of its respective peer group, each Class was below the average and median expense ratio of its respective peer group and Institutional Class was below the average and median of the peer universe of funds.

For the Great-West Lifetime 2030 Fund, the Board noted that for each Class the Fund’s Contractual Management Fee was the same as the median and lower than the average contractual management fee of its respective peer group of funds. The Fund’s total annual operating expense ratio was in the first quartile (Institutional Class) or second quartile (Investor Class) of its peer group, each Class was below the average and median expense ratio of its respective peer group and Institutional Class was below the average and median of the peer universe of funds.
For the Great-West Lifetime 2035 Fund, the Board noted that, although the Fund’s Investor Class Contractual Management Fee was greater than the median contractual management fee of its peer group of funds, the Fund’s Investor Class Contractual Management Fee was lower than the average contractual management fee of its peer group of funds, the Fund’s Investor Class total annual operating expense ratio was in the second quartile of its peer group and was below the average and median expense ratio of its peer group but above the average and median expense ratio of its peer universe of funds. The Fund’s Institutional Class Contractual Management Fee was higher than the average and median of its peer group, but its total annual operating expense ratio was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime 2040 Fund, the Board noted that, although the Fund’s Institutional Class Contractual Management Fee was greater than the median contractual management fee of its peer group of funds, the Fund’s Institutional Class Contractual Management Fee was lower than the average contractual management fee of its peer group of funds, the Fund’s Institutional Class total annual operating expense ratio was in the first quartile of its peer group and was below the average and median expense ratio of its peer group and peer universe of funds. The Fund’s Investor Class Contractual Management Fee was lower than the average and median contractual management fee of its peer group of funds and the Investor Class total annual operating expense ratio was in the first quartile of its peer group and below the average and median of its peer group but above the average and median expense ratio of its peer universe of funds.
For the Great-West Lifetime 2045 Fund, the Board noted that the Fund’s Investor Class Contractual Management Fee was the higher than the median and lower than the average contractual management fee of its peer group of funds, and the Fund’s Investor Class total annual operating expense ratio was in the second quartile of its peer group and was below the average and median expense ratio of its peer group but above the average and median expense ratio of its peer universe of fund. The Fund’s Institutional Class Contractual Management Fee was higher than the average and median of its peer group, but its total annual operating expense ratio was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime 2050 Fund, the Board noted that the Fund’s Investor Class Contractual Management Fee was the same as the median and lower than the average contractual management fee of its peer group of funds, the Fund’s Investor Class total annual operating expense ratio was in the second quartile of its peer group and was below the average and median expense ratio of its peer group but above the average and median expense ratio of its peer universe of funds. The Fund’s Institutional Class Contractual Management Fee was lower than the average but higher than the median contractual management fee of its peer group of funds and the Institutional Class total annual operating expense ratio was the lowest in its peer group and below the average and median of the peer universe of funds.
For the Great-West Lifetime 2055 Fund, the Board noted that, although the Fund’s Contractual Management Fee for each Class was greater than the average and median contractual management fee of its respective peer group of funds, the Fund’s total annual operating expense ratio for each Class was in the second quartile of its respective peer group and was lower than the average and median expense ratio of its respective peer group. The Fund’s Institutional Class total annual operating expense ratio was also lower than the average and median of the peer universe of funds.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Funds may have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Funds and the differences in the range of services provided to the Funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM, including, in particular the shareholder services provided by GWLA. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018